UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

July 31, 2012

Columbia Masters International Equity Portfolio

Not FDIC insured • No bank guarantee • May lose value

Columbia Masters International Equity Portfolio

President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Masters International Equity Portfolio

Table of Contents

Performance Overview	2

Portfolio Overview	3

Understanding Your Portfolio's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	20

Approval of Investment Management Services Agreement	26

Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Masters International Equity Portfolio

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Masters International Equity Portfolio (the Portfolio) Class A shares returned -0.80% (excluding sales charges) for the six-month period ended July 31, 2012.

>  The Portfolio outperformed its benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (Net), which returned -1.15% for the same period.

Average Annual Total Returns (%) (for period ended July 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	02/15/06
Excluding sales charges		-0.80	-11.32	-4.94	-0.21
Including sales charges		-6.50	-16.38	-6.06	-1.13
Class B	02/15/06
Excluding sales charges		-1.12	-11.97	-5.66	-0.95
Including sales charges		-6.02	-16.30	-5.98	-0.95
Class C	02/15/06
Excluding sales charges		-1.12	-11.87	-5.64	-0.95
Including sales charges		-2.10	-12.74	-5.64	-0.95
Class R	02/15/06	-0.82	-11.53	-5.18	-0.47
Class Z	02/15/06	-0.65	-11.10	-4.71	0.03
MSCI EAFE Index (Net)		-1.15	-11.45	-5.61	-0.07

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Portfolio's other classes are not subject to sales charges and have limited eligibility. Please see the Portfolio's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares. Performance results reflect the effect of any fee waivers or reimbursements of Portfolio expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Portfolio may not match those in an index.

Semiannual Report 2012
2

Columbia Masters International Equity Portfolio

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2012)
Equity Funds	98.5
International	98.5
Money Market Funds	1.5

Percentages indicated are based upon total investments.

Portfolio Management

Colin Moore, AIIMR

Fred Copper, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Masters International Equity Portfolio

Understanding Your Portfolio's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Portfolio's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Portfolio during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Portfolio's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Portfolio's actual return) and then applies the Portfolio's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the Portfolio's allocable share of the costs and expenses of each underlying fund in which the Portfolio invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Portfolio with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

February 1, 2012 – July 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Portfolio's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Portfolio's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	992.00	1,023.62	1.24	1.26	0.25	6.44	6.54	1.30%
Class B	1,000.00	1,000.00	988.80	1,019.89	4.94	5.02	1.00	10.14	10.30	2.05%
Class C	1,000.00	1,000.00	988.80	1,019.89	4.94	5.02	1.00	10.14	10.30	2.05%
Class R	1,000.00	1,000.00	991.80	1,022.38	2.48	2.51	0.50	7.68	7.79	1.55%
Class Z	1,000.00	1,000.00	993.50	1,024.86	—	—	0.00	5.20	5.29	1.05%

Expenses paid during the period are equal to the Portfolio's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Portfolio's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Portfolio's effective annualized expense ratio include expenses borne directly to the class plus the Portfolio's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Masters International Equity Portfolio

Portfolio of Investments

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 98.4%

	Shares	Value ($)
International 98.4%
Columbia Acorn International, Class I Shares(a)	66,966	$2,498,522
Columbia Emerging Markets Fund, Class I Shares(a)(b)	544,168	4,908,393
Columbia European Equity Fund, Class I Shares(a)	5,494,329	29,834,204
Columbia Pacific/Asia Fund, Class I Shares(a)	1,611,503	12,537,496
Total		49,778,615
Total Equity Funds (Cost: $53,885,180)		$49,778,615

Money Market Funds 1.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.153%(a)(c)	736,253	$736,253
Total Money Market Funds (Cost: $736,253)		$736,253
Total Investments (Cost: $54,621,433)		$50,514,868
Other Assets and Liabilities		33,606
Net Assets		$50,548,474

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2012

At July 31, 2012, $36,250 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini MCSI EAFE Index	10	712,300	Sept. 2012	37,345	—

Forward Foreign Currency Exchange Contracts Open at July 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC Securities (USA), Inc.	Aug. 24, 2012	3,019,000 (EUR)	3,699,360 (USD)	—	(16,212)
Goldman, Sachs & Co.	Aug. 24, 2012	1,578,000 (GBP)	2,464,931 (USD)	—	(9,103)
Credit Suisse Securities (USA) L.L.C.	Aug. 24, 2012	477,331,000 (JPY)	6,035,415 (USD)	—	(75,893)
Credit Suisse Securities (USA) L.L.C.	Aug. 24, 2012	6,067,587 (USD)	37,125,000 (NOK)	86,191	—
Citigroup Global Markets Inc.	Aug. 24, 2012	3,702,499 (USD)	4,653,000 (NZD)	59,727	—
Deutsche Bank Securities Inc.	Aug. 24, 2012	2,449,126 (USD)	17,024,000 (SEK)	51,724	—
Citigroup Global Markets Inc.	Sept. 10, 2012	4,614,000 (DKK)	757,149 (USD)	—	(6,494)
Citigroup Global Markets Inc.	Sept. 10, 2012	76,000 (GBP)	117,397 (USD)	—	(1,757)
Citigroup Global Markets Inc.	Sept. 10, 2012	28,297,000 (INR)	501,364 (USD)	—	(3,213)
Citigroup Global Markets Inc.	Sept. 10, 2012	2,148,224,000 (KRW)	1,850,322 (USD)	—	(44,399)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Masters International Equity Portfolio

Portfolio of Investments (continued)

July 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at July 31, 2012 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	Sept. 10, 2012	1,131,000 (MYR)	353,493 (USD)	—	(6,833)
Citigroup Global Markets Inc.	Sept. 10, 2012	2,719,000 (MXN)	201,652 (USD)	—	(2,010)
Citigroup Global Markets Inc.	Sept. 10, 2012	12,760,000 (PHP)	302,728 (USD)	—	(2,670)
Citigroup Global Markets Inc.	Sept. 10, 2012	19,354,000 (THB)	604,813 (USD)	—	(8,359)
Citigroup Global Markets Inc.	Sept. 10, 2012	45,438,000 (TWD)	1,514,247 (USD)	—	(1,058)
Citigroup Global Markets Inc.	Sept. 10, 2012	2,257,554 (USD)	2,241,000 (AUD)	88,592	—
Citigroup Global Markets Inc.	Sept. 10, 2012	353,444 (USD)	348,000 (CHF)	3,351	—
Citigroup Global Markets Inc.	Sept. 10, 2012	314,592 (USD)	258,000 (EUR)	3,003	—
Citigroup Global Markets Inc.	Sept. 10, 2012	253,059 (USD)	1,008,000 (ILS)	—	(522)
Citigroup Global Markets Inc.	Sept. 10, 2012	5,589,181 (USD)	443,430,000 (JPY)	89,158	—
Citigroup Global Markets Inc.	Sept. 10, 2012	251,970 (USD)	1,778,000 (SEK)	9,036	—
Citigroup Global Markets Inc.	Sept. 10, 2012	503,303 (USD)	640,000 (SGD)	11,004	—
Citigroup Global Markets Inc.	Sept. 10, 2012	2,116,000 (ZAR)	251,167 (USD)	—	(3,080)
Total				401,786	(181,603)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Portfolio. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Acorn International, Class I Shares	1,925,337	59,302	(879,362)	337,126	1,442,403	—	15,357	2,498,522
Columbia Emerging Markets Fund, Class I Shares	7,572,173	324,466	(1,574,406)	(299,514)	6,022,719	236,575	—	4,908,393
Columbia European Equity Fund, Class I Shares	42,235,125	658,475	(9,748,601)	(628,793)	32,516,206	—	—	29,834,204
Columbia Pacific/ Asia Fund, Class I Shares	17,968,287	311,242	(3,945,138)	(430,539)	13,903,852	—	91,516	12,537,496

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Masters International Equity Portfolio

Portfolio of Investments (continued)

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	7	2,030,328	(1,294,082)	—	736,253	—	380	736,253
Total	69,700,929	3,383,813	(17,441,589)	(1,021,720)	54,621,433	236,575	107,253	50,514,868

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2012.

Currency Legend

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

ILS Israeli Shekel

INR Indian Rupee

JPY Japanese Yen

KRW Korean Won

MXN Mexican Peso

MYR Malaysia Ringgits

NOK Norwegian Krone

NZD New Zealand Dollar

PHP Philippine Peso

SEK Swedish Krona

SGD Singapore Dollar

THB Thailand Baht

TWD Taiwan Dollar

USD US Dollar

ZAR South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Portfolio of Investments (continued)

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Portfolio of Investments (continued)

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Portfolio's investments at July 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	50,514,868	—	—	50,514,868
Total Investments in Affiliated funds	50,514,868	—	—	50,514,868
Derivatives
Assets
Futures Contracts	37,345	—	—	37,345
Forward Foreign Currency Exchange Contracts	—	401,786	—	401,786
Liabilities
Forward Foreign Currency Exchange Contracts	—	(181,603)	—	(181,603)
Total	50,552,213	220,183		50,772,396

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Assets and Liabilities

July 31, 2012 (Unaudited)

Assets
Investments in affiliated funds, at value
(identified cost $54,621,433)	$50,514,868
Margin deposits on futures contracts	36,250
Unrealized appreciation on forward foreign currency exchange contracts	401,786
Receivable for:
Affiliated investments sold	140,590
Capital shares sold	4,048
Dividends from affiliated funds	80
Expense reimbursement due from Investment Manager	266
Prepaid expenses	3,136
Total assets	51,101,024
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	181,603
Payable for:
Affiliated investments purchased	33,784
Capital shares purchased	206,491
Variation margin on futures contracts	4,500
Distribution and service fees	312
Transfer agent fees	20,006
Administration fees	28
Compensation of board members	43,096
Other expenses	62,730
Total liabilities	552,550
Net assets applicable to outstanding capital stock	$50,548,474
Represented by
Paid-in capital	$147,603,173
Excess of distributions over net investment income	(4,712)
Accumulated net realized loss	(93,200,950)
Unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(4,106,565)
Forward foreign currency exchange contracts	220,183
Futures contracts	37,345
Total — representing net assets applicable to outstanding capital stock	$50,548,474

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Assets and Liabilities (continued)

July 31, 2012 (Unaudited)

Class A
Net assets	$20,764,898
Shares outstanding	2,686,363
Net asset value per share	$7.73
Maximum offering price per share(a)	$8.20
Class B
Net assets	$1,590,351
Shares outstanding	206,452
Net asset value per share	$7.70
Class C
Net assets	$4,486,230
Shares outstanding	582,964
Net asset value per share	$7.70
Class R
Net assets	$61,863
Shares outstanding	8,026
Net asset value per share	$7.71
Class Z
Net assets	$23,645,132
Shares outstanding	3,054,174
Net asset value per share	$7.74

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Operations

Six Months Ended July 31, 2012 (Unaudited)

Net investment income
Income:
Dividend distributions from underlying affiliated funds	$107,253
Total income	107,253
Expenses:
Distribution fees
Class B	6,761
Class C	19,109
Class R	134
Service fees
Class B	2,254
Class C	6,370
Distribution and service fees — Class A	28,796
Transfer agent fees
Class A	21,690
Class B	1,701
Class C	4,797
Class R	50
Class Z	26,494
Administration fees	5,803
Compensation of board members	7,371
Custodian fees	3,476
Printing and postage fees	28,000
Registration fees	37,675
Professional fees	2,738
Other	4,666
Total expenses	207,885
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(144,504)
Expense reductions	(61)
Total net expenses	63,320
Net investment income	43,933
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	(1,021,720)
Capital gain distributions from underlying affiliated funds	236,575
Forward foreign currency exchange contracts	(456,500)
Futures contracts	(70,923)
Net realized loss	(1,312,568)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	619,168
Forward foreign currency exchange contracts	368,606
Futures contracts	37,345
Net change in unrealized appreciation	1,025,119
Net realized and unrealized loss	(287,449)
Net decrease in net assets from operations	$(243,516)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012 (a)	Year ended March 31, 2011
Operations
Net investment income	$43,933	$741,819	$2,123,145
Net realized loss	(1,312,568)	(530,406)	(32,550,340)
Net change in unrealized appreciation (depreciation)	1,025,119	(9,448,487)	42,289,227
Net increase (decrease) in net assets resulting from operations	(243,516)	(9,237,074)	11,862,032
Distributions to shareholders from:
Net investment income
Class A	(202,239)	(330,929)	(2,202,252)
Class B	(14,577)	(13,728)	(124,341)
Class C	(41,210)	(37,257)	(338,096)
Class R	(535)	(369)	(1,323)
Class Z	(240,836)	(487,342)	(3,064,636)
Total distributions to shareholders	(499,397)	(869,625)	(5,730,648)
Increase (decrease) in net assets from share transactions	(13,527,257)	(33,477,580)	(34,562,344)
Total decrease in net assets	(14,270,170)	(43,584,279)	(28,430,960)
Net assets at beginning of period	64,818,644	108,402,923	136,833,883
Net assets at end of period	$50,548,474	$64,818,644	$108,402,923
Undistributed (excess of distributions over) net investment income	$(4,712)	$450,752	$—

(a) For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Changes in Net Assets (continued)

	Six months ended July 31, 2012 (Unaudited)		Year ended January 31, 2012 (a)		Year ended March 31, 2011
	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(b)	85,430	667,756	239,852	1,967,901	262,902	2,132,786
Distributions reinvested	23,018	168,494	31,876	235,242	223,830	1,698,913
Redemptions	(609,124)	(4,794,746)	(1,782,769)	(14,476,248)	(2,218,381)	(17,966,365)
Net decrease	(500,676)	(3,958,496)	(1,511,041)	(12,273,105)	(1,731,649)	(14,134,666)
Class B shares
Subscriptions	2,023	15,866	3,611	31,983	8,062	64,000
Distributions reinvested	1,093	7,978	953	7,033	12,356	92,087
Redemptions(b)	(54,510)	(432,446)	(104,870)	(855,978)	(144,060)	(1,173,513)
Net decrease	(51,394)	(408,602)	(100,306)	(816,962)	(123,642)	(1,017,426)
Class C shares
Subscriptions	9,542	75,734	11,959	96,428	53,320	427,667
Distributions reinvested	4,012	29,246	3,291	24,258	32,952	249,551
Redemptions	(128,950)	(998,446)	(342,370)	(2,893,474)	(343,277)	(2,768,247)
Net decrease	(115,396)	(893,466)	(327,120)	(2,772,788)	(257,005)	(2,091,029)
Class R shares
Subscriptions	2,066	16,068	4,508	34,553	1,589	13,173
Distributions reinvested	59	429	48	351	99	740
Redemptions	(363)	(3,007)	(525)	(1,227)	(3,279)	(26,273)
Net increase (decrease)	1,762	13,490	4,031	33,677	(1,591)	(12,360)
Class Z shares
Subscriptions	39,285	320,736	145,916	1,220,541	616,761	5,026,829
Distributions reinvested	3,566	26,142	5,503	40,616	22,151	167,907
Redemptions	(1,078,556)	(8,627,061)	(2,325,700)	(18,909,559)	(2,764,352)	(22,501,599)
Net decrease	(1,035,705)	(8,280,183)	(2,174,281)	(17,648,402)	(2,125,440)	(17,306,863)
Total net decrease	(1,701,409)	(13,527,257)	(4,108,717)	(33,477,580)	(4,239,327)	(34,562,344)

(a) For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights

The following tables are intended to help you understand the Portfolio's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$7.87		$8.78		$8.24		$5.49		$11.14		$11.69		$10.26
Income from investment operations:
Net investment income	0.00	(b)	0.07		0.15		0.27		0.05		0.17		0.15
Net realized and unrealized gain (loss)	(0.07)		(0.88)		0.78		2.64		(5.14)		0.11		1.63
Total from investment operations	(0.07)		(0.81)		0.93		2.91		(5.09)		0.28		1.78
Less distributions to shareholders:
Net investment income	(0.07)		(0.10)		(0.39)		(0.16)		—		(0.13)		(0.07)
Net realized gains	—		—		—		—		(0.56)		(0.70)		(0.28)
Total distributions to shareholders	(0.07)		(0.10)		(0.39)		(0.16)		(0.56)		(0.83)		(0.35)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$7.73		$7.87		$8.78		$8.24		$5.49		$11.14		$11.69
Total return	(0.80%)		(9.18%)		12.08%		53.33%		(48.03%)		1.76%		17.39%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.75	%(d)	0.76	%(d)	0.65%		0.53%		0.51%		0.47%		0.84%
Net expenses after fees waived or expenses reimbursed(e)	0.25	%(d)(f)	0.25	%(d)(f)	0.25	%(f)	0.25	%(f)	0.25	%(f)	0.25	%(f)	0.25	%(f)
Net investment income	0.13	%(d)(f)	1.01	%(d)(f)	1.80	%(f)	3.50	%(f)	0.56	%(f)	1.39	%(f)	1.31	%(f)
Supplemental data
Net assets, end of period (in thousands)	$20,765		$25,069		$41,237		$53,013		$44,548		$119,670		$75,289
Portfolio turnover	2%		3%		95%		2%		20%		3%		1%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$7.86		$8.78		$8.20		$5.43		$11.09		$11.66		$10.26
Income from investment operations:
Net investment income (loss)	(0.02)		0.02		0.08		0.21		(0.01)		0.07		0.10
Net realized and unrealized gain (loss)	(0.07)		(0.89)		0.79		2.62		(5.09)		0.12		1.59
Total from investment operations	(0.09)		(0.87)		0.87		2.83		(5.10)		0.19		1.69
Less distributions to shareholders:
Net investment income	(0.07)		(0.05)		(0.29)		(0.06)		—		(0.06)		(0.01)
Net realized gains	—		—		—		—		(0.56)		(0.70)		(0.28)
Total distributions to shareholders	(0.07)		(0.05)		(0.29)		(0.06)		(0.56)		(0.76)		(0.29)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$7.70		$7.86		$8.78		$8.20		$5.43		$11.09		$11.66
Total return	(1.12%)		(9.86%)		11.18%		52.13%		(48.35%)		1.03%		16.50%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.50	%(d)	1.51	%(d)	1.40%		1.28%		1.26%		1.22%		1.59%
Net expenses after fees waived or expenses reimbursed(e)	1.00	%(d)(f)	1.00	%(d)(f)	1.00	%(f)	1.00	%(f)	1.00	%(f)	1.00	%(f)	1.00	%(f)
Net investment income (loss)	(0.63	%)(d)(f)	0.26	%(d)(f)	1.05	%(f)	2.73	%(f)	(0.18	%)(f)	0.55	%(f)	0.93	%(f)
Supplemental data
Net assets, end of period (in thousands)	$1,590		$2,028		$3,143		$3,950		$3,043		$7,490		$5,960
Portfolio turnover	2%		3%		95%		2%		20%		3%		1%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$7.86		$8.77		$8.19		$5.42		$11.08		$11.66		$10.25
Income from investment operations:
Net investment income (loss)	(0.02)		0.02		0.09		0.21		(0.02)		0.07		0.10
Net realized and unrealized gain (loss)	(0.07)		(0.88)		0.78		2.62		(5.08)		0.11		1.60
Total from investment operations	(0.09)		(0.86)		0.87		2.83		(5.10)		0.18		1.70
Less distributions to shareholders:
Net investment income	(0.07)		(0.05)		(0.29)		(0.06)		—		(0.06)		(0.01)
Net realized gains	—		—		—		—		(0.56)		(0.70)		(0.28)
Total distributions to shareholders	(0.07)		(0.05)		(0.29)		(0.06)		(0.56)		(0.76)		(0.29)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$7.70		$7.86		$8.77		$8.19		$5.42		$11.08		$11.66
Total return	(1.12%)		(9.75%)		11.19%		52.22%		(48.39%)		0.94%		16.61%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.50	%(d)	1.51	%(d)	1.40%		1.28%		1.26%		1.22%		1.59%
Net expenses after fees waived or expenses reimbursed(e)	1.00	%(d)(f)	1.00	%(d)(f)	1.00	%(f)	1.00	%(f)	1.00	%(f)	1.00	%(f)	1.00	%(f)
Net investment income (loss)	(0.62	%)(d)(f)	0.25	%(d)(f)	1.05	%(f)	2.77	%(f)	(0.19	%)(f)	0.60	%(f)	0.88	%(f)
Supplemental data
Net assets, end of period (in thousands)	$4,486		$5,486		$8,990		$10,506		$9,087		$27,656		$21,210
Portfolio turnover	2%		3%		95%		2%		20%		3%		1%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class R	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$7.85		$8.76		$8.22		$5.47		$11.12		$11.68		$10.26
Income from investment operations:
Net investment income	(0.00	)(b)	0.07		0.14		0.28		0.02		0.15		0.16
Net realized and unrealized gain (loss)	(0.07)		(0.90)		0.76		2.59		(5.11)		0.09		1.59
Total from investment operations	(0.07)		(0.83)		0.90		2.87		(5.09)		0.24		1.75
Less distributions to shareholders:
Net investment income	(0.07)		(0.08)		(0.36)		(0.12)		—		(0.10)		(0.05)
Net realized gains	—		—		—		—		(0.56)		(0.70)		(0.28)
Total distributions to shareholders	(0.07)		(0.08)		(0.36)		(0.12)		(0.56)		(0.80)		(0.33)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$7.71		$7.85		$8.76		$8.22		$5.47		$11.12		$11.68
Total return	(0.82%)		(9.36%)		11.62%		52.81%		(48.12%)		1.48%		17.09%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.98	%(d)	1.01	%(d)	0.90%		0.78%		0.76%		0.72%		1.09%
Net expenses after fees waived or expenses reimbursed(e)	0.50	%(d)(f)	0.50	%(d)(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.08	%)(d)(f)	0.98	%(d)(f)	1.75	%(f)	3.78	%(f)	0.26	%(f)	1.22	%(f)	1.46	%(f)
Supplemental data
Net assets, end of period (in thousands)	$62		$49		$20		$31		$26		$44		$12
Portfolio turnover	2%		3%		95%		2%		20%		3%		1%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights (continued)

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$7.87		$8.78		$8.26		$5.52		$11.16		$11.70		$10.26
Income from investment operations:
Net investment income	0.01		0.09		0.17		0.29		0.07		0.23		0.12
Net realized and unrealized gain (loss)	(0.07)		(0.89)		0.78		2.64		(5.15)		0.08		1.69
Total from investment operations	(0.06)		(0.80)		0.95		2.93		(5.08)		0.31		1.81
Less distributions to shareholders:
Net investment income	(0.07)		(0.11)		(0.43)		(0.19)		—		(0.15)		(0.09)
Net realized gains	—		—		—		—		(0.56)		(0.70)		(0.28)
Total distributions to shareholders	(0.07)		(0.11)		(0.43)		(0.19)		(0.56)		(0.85)		(0.37)
Redemption fees:
Redemption fees added to paid-in-capital	—		—		—		(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$7.74		$7.87		$8.78		$8.26		$5.52		$11.16		$11.70
Total return	(0.65%)		(8.99%)		12.28%		53.58%		(47.84%)		2.03%		17.69%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.50	%(d)	0.51	%(d)	0.40%		0.28%		0.26%		0.22%		0.59%
Net expenses after fees waived or expenses reimbursed(e)	0.00	%(d)(f)	0.00	%(d)(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Net investment income	0.36	%(d)(f)	1.23	%(d)(f)	2.04	%(f)	3.77	%(f)	0.83	%(f)	1.89	%(f)	0.93	%(f)
Supplemental data
Net assets, end of period (in thousands)	$23,645		$32,187		$55,013		$69,334		$58,268		$89,568		$31,029
Portfolio turnover	2%		3%		95%		2%		20%		3%		1%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Notes to Financial Statements

July 31, 2012 (Unaudited)

Note 1. Organization

Columbia Masters International Equity Portfolio (the Portfolio), a series of Columbia Funds Series Trust (the Trust), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Under normal circumstances, the Portfolio invest most of its assets in Class I shares of mutual funds (underlying funds) managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Columbia Funds). The financial statements of the underlying funds in which the Portfolio invests should be read in conjunction with the Portfolio's financial statements.

Portfolio Shares

The Trust may issue an unlimited number of shares (without par value). The Portfolio offers Class A, Class B, Class C, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Portfolio no longer accepts investments by new or existing investors in the Portfolio's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Portfolio and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Portfolio's Class Z prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Derivative Instruments

The Portfolio invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Portfolio may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Portfolio to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Semiannual Report 2012
20

Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

The Portfolio and any counterparty are required to maintain an agreement that requires the Portfolio and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Portfolio and such counterparty. If the net fair value of such derivatives between the Portfolio and that counterparty exceeds a certain threshold (as defined in the agreement), the Portfolio or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Portfolio or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Portfolio utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Portfolio's securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Portfolio will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Portfolio's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Portfolio bought and sold futures contracts to manage exposure to the securities market. Upon entering into futures contracts, the Portfolio bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Portfolio pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Portfolio, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Portfolio's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at July 31, 2012:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	37,345 *
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	401,786
Total		439,131
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	181,603

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Semiannual Report 2012
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Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

The effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)
Equity contracts	—	(70,923)
Foreign exchange contracts	(456,500)	—
Total	(456,500)	(70,923)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)
Equity contracts	—	37,345
Foreign exchange contracts	368,606	—
Total	368,606	37,345

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	185
Futures Contracts	18

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Portfolio and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Portfolio's contracts with its service providers contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolio cannot be determined, and the Portfolio has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance

Semiannual Report 2012
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Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Portfolio does not pay the Investment Manager a direct fee for these investment management services.

In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied expense and fee levels and the Portfolio may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Portfolio Administrator. The Portfolio pays the Portfolio Administrator an annual fee for administration and accounting services equal to 0.02% of the Portfolio's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Portfolio or the Portfolio's Board of Trustees (the Board), including: Portfolio boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Portfolio and Board expenses is facilitated by a company providing limited administrative services to the Portfolio and the Board. For the six months ended July 31, 2012, other expenses paid to this company were $737.

Compensation of Board Members

Board members are compensated for their services to the Portfolio as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Portfolio as defined under the 1940 Act may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Portfolio or certain other funds managed by the Investment Manager. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Portfolio. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Portfolio for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Portfolio that is a percentage of the average aggregate value of the Portfolio's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended July 31, 2012, the Portfolio's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Portfolio's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2012, these minimum account balance fees reduced total expenses by $61.

Distribution and Service Fees

The Portfolio has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of

Semiannual Report 2012
23

Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolio has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Portfolio. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolio and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Portfolio. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Portfolio and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Portfolio shares were $8,335 for Class A and $1,695 for Class B shares for the six months ended July 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through May 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Portfolio's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Portfolio's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.25%
Class B	1.00
Class C	1.00
Class R	0.50
Class Z	0.00

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Portfolio, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Portfolio's Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2012, the cost of investments for federal income tax purposes was approximately $54,621,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,056,000
Unrealized depreciation	(5,162,000)
Net unrealized depreciation	$(4,106,000)

The following capital loss carryforward, determined as of January 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$4,980,942
2018	25,984,153
2019	19,955,661
Unlimited short-term	505,562
Unlimited long-term	36,830,103
Total	$88,256,421

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Portfolio has elected to treat post-October capital losses of $1,338,373 at January 31, 2012 as arising on February 1, 2012.

Management of the Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However,

Semiannual Report 2012
24

Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,353,485 and $16,147,507, respectively, for the six months ended July 31, 2012.

Note 6. Shareholder Concentration

At July 31, 2012, two unaffiliated shareholder accounts owned 81.0% of the outstanding shares of the Portfolio. The Portfolio has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Portfolio may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Portfolio and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.

The Portfolio had no borrowings during the six months ended July 31, 2012.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
25

Columbia Masters International Equity Portfolio

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Masters International Equity Portfolio (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the

Semiannual Report 2012
26

Columbia Masters International Equity Portfolio

Approval of Investment Management
Services Agreement (continued)

performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board observed that the Fund does not pay any direct IMS fees under its IMS Agreement. The Board noted the rationale for according weight to the Fund's direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Fund invests). In this regard, the Board noted that the Fund's direct and indirect total expense ratios are lower than or approximate the median ratio for the Fund's peer universe. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
27

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Semiannual Report 2012
28

Columbia Masters International Equity Portfolio

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia Masters International Equity Portfolio

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Portfolio go to columbiamanagement.com. The Portfolio is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1120 D (9/12)

Semiannual Report

July 31, 2012

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President's Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter's strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone's fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Table of Contents

Columbia LifeGoal® Growth Portfolio

Performance Overview	2

Portfolio Overview	3

Columbia LifeGoal® Balanced Growth Portfolio

Performance Overview	4

Portfolio Overview	5

Columbia LifeGoal® Income and Growth Portfolio

Performance Overview	6

Portfolio Overview	7

Columbia LifeGoal® Income Portfolio

Performance Overview	8

Portfolio Overview	9

Understanding Your Portfolio's Expenses	10

Portfolio of Investments	12

Statements of Assets and Liabilities	37

Statements of Operations	39

Statements of Changes in Net Assets	40

Financial Highlights	48

Notes to Financial Statements	69

Approval of Investment Management Services Agreement	79

Important Information About This Report	81

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Performance Overview

Columbia LifeGoal® Growth Portfolio

(Unaudited)

Performance Summary

>  Columbia LifeGoal® Growth Portfolio (the Portfolio) Class A shares rose 2.90% (excluding sales charges) for the six-month period that ended July 31, 2012.

>  The Portfolio underperformed its benchmark, the S&P 500 Index, which returned 6.25% for the six-month period.

Average Annual Total Returns (%) (for period ended July 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		2.90	0.29	0.97	7.41
Including sales charges		-3.04	-5.49	-0.22	6.78
Class B	08/12/97
Excluding sales charges		2.49	-0.49	0.22	6.61
Including sales charges		-2.51	-5.43	-0.09	6.61
Class C	10/15/96
Excluding sales charges		2.52	-0.50	0.22	6.60
Including sales charges		1.52	-1.48	0.22	6.60
Class R*	01/23/06	2.72	0.01	0.71	7.14
Class R4*	03/07/11	2.98	0.43	1.00	7.43
Class Z	10/15/96	2.97	0.54	1.25	7.68
S&P 500 Index		6.25	9.13	1.13	6.34

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Portfolio's other classes are not subject to sales charges and have limited eligibility. Please see the Portfolio's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares. Performance results reflect the effect of any fee waivers or reimbursements of Portfolio expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Portfolio inception) include the returns of the Portfolio's oldest share class. Since the Portfolio launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Portfolio may not match those in an index.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio Overview

Columbia LifeGoal® Growth Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2012)
Equity Funds	88.2
Dividend Income	24.7
International	12.2
Real Estate	44.3
U.S. Mid Cap	5.0
U.S. Small Cap	2.0
Fixed-Income Funds	5.8
Convertible	5.8
Alternative Investments	6.0
Money Market Funds	0.0	(a)

Percentages indicated are based upon total investments.

(a) Rounds to less than 0.1%.

Portfolio Management

Colin Moore, AIIMR

Anwiti Bahugana, Ph.D.

Robert McConnaughey

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Performance Overview

Columbia LifeGoal® Balanced Growth Portfolio

(Unaudited)

Performance Summary

>  Columbia LifeGoal® Balanced Growth Portfolio (the Portfolio) Class A shares rose 2.67% (excluding sales charges) for the six-month period that ended July 31, 2012.

>  The Portfolio underperformed its fixed income benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.88% for the six-month period.

>  The Portfolio underperformed its equity benchmark, the S&P 500 Index, which returned 6.25% for the six-month period.

Average Annual Total Returns (%) (for period ended July 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		2.67	1.46	3.47	7.04
Including sales charges		-3.24	-4.40	2.25	6.41
Class B	08/13/97
Excluding sales charges		2.31	0.70	2.68	6.24
Including sales charges		-2.69	-4.26	2.34	6.24
Class C	10/15/96
Excluding sales charges		2.28	0.77	2.68	6.24
Including sales charges		1.28	-0.22	2.68	6.24
Class R*	01/23/06	2.55	1.30	3.20	6.77
Class T*	03/07/11
Excluding sales charges		2.65	1.42	3.42	6.99
Including sales charges		-3.26	-4.45	2.20	6.36
Class Z	10/15/96	2.80	1.81	3.76	7.32
S&P 500 Index		6.25	9.13	1.13	6.34
Barclays U.S. Aggregate Bond Index		2.88	7.25	6.91	5.65

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Portfolio's other classes are not subject to sales charges and have limited eligibility. Please see the Portfolio's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares. Performance results reflect the effect of any fee waivers or reimbursements of Portfolio expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Portfolio inception) include the returns of the Portfolio's oldest share class. Since the Portfolio launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Portfolio may not match those in an index.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio Overview

Columbia LifeGoal® Balanced Growth Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2012)
Equity Funds	59.5
Dividend Income	6.1
International	11.8
U.S. Large Cap	25.8
U.S. Mid Cap	8.9
U.S. Small Cap	6.9
Fixed-Income Funds	29.7
Convertible	2.0
Emerging Markets	2.0
High Yield	4.6
International	2.0
Investment Grade	19.1
Alternative Investments	6.2
Common Stocks	0.0	(a)
Inflation-Indexed Bonds	2.6
Money Market Funds	2.0

Percentages indicated are based upon total investments.

(a) Rounds to less than 0.1%.

Portfolio Management

Colin Moore, AIIMR

Anwiti Bahugana, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Performance Overview

Columbia LifeGoal® Income and Growth Portfolio

(Unaudited)

Performance Summary

>  Columbia LifeGoal® Income and Growth Portfolio (the Portfolio) Class A shares rose 4.14% (excluding sales charges) for the six-month period that ended July 31, 2012.

>  The Portfolio outperformed its fixed income benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.88% for the six-month period.

>  The Portfolio underperformed its equity benchmark, the S&P 500 Index, which returned 6.25% for the six-month period.

Average Annual Total Returns (%) (for period ended July 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		4.14	5.28	4.88	6.21
Including sales charges		-1.86	-0.78	3.66	5.58
Class B	08/07/97
Excluding sales charges		3.77	4.51	4.10	5.41
Including sales charges		-1.23	-0.49	3.75	5.41
Class C	10/15/96
Excluding sales charges		3.79	4.54	4.10	5.41
Including sales charges		2.79	3.54	4.10	5.41
Class R*	01/23/06	4.10	5.11	4.64	5.95
Class Z	10/15/96	4.31	5.60	5.13	6.46
S&P 500 Index		6.25	9.13	1.13	6.34
Barclays U.S. Aggregate Bond Index		2.88	7.25	6.91	5.65

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Portfolio's other classes are not subject to sales charges and have limited eligibility. Please see the Portfolio's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Portfolio inception) include the returns of the Portfolio's oldest share class. Since the Portfolio launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Portfolio may not match those in an index.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio Overview

Columbia LifeGoal® Income and Growth Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2012)
Equity Funds	29.7
Dividend Income	6.0
International	3.6
U.S. Large Cap	14.9
U.S. Mid Cap	4.1
U.S. Small Cap	1.1
Fixed-Income Funds	57.7
Convertible	3.0
Emerging Markets	3.5
High Yield	8.5
International	2.9
Investment Grade	39.8
Alternative Investments	5.0
Inflation-Indexed Bonds	4.2
Money Market Funds	3.4

Percentages indicated are based upon total investments.

Portfolio Management

Colin Moore, AIIMR

Anwiti Bahugana, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Performance Overview

Columbia LifeGoal® Income Portfolio

(Unaudited)

Performance Summary

>  Columbia LifeGoal® Income Portfolio (the Portfolio) Class A shares rose 2.85% (excluding sales charges) for the six-month period that ended July 31, 2012.

>  The Portfolio outperformed its primary benchmark, the Barclays U.S. Aggregate 1-3 Years Index, which returned 0.67% for the six-month period.

>  The Portfolio outperformed its Blended Index, which returned 1.74% for the same six-month period.

Average Annual Total Returns (%) (for period ended July 31, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	09/04/03
Excluding sales charges		2.85	4.75	4.92	4.72
Including sales charges		-0.47	1.36	4.22	4.33
Class B	09/04/03
Excluding sales charges		2.47	3.87	4.12	3.93
Including sales charges		-0.53	0.87	4.12	3.93
Class C*	09/05/03
Excluding sales charges		2.47	3.98	4.13	3.94
Including sales charges		1.47	2.98	4.13	3.94
Class Z	09/04/03	2.98	5.01	5.20	4.99
Barclays U.S. Aggregate 1-3 Years Index		0.67	1.32	3.73	3.45
Blended Index		1.74	2.71	5.05	4.65

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Portfolio's other classes are not subject to sales charges and have limited eligibility. Please see the Portfolio's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares. Performance results reflect the effect of any fee waivers or reimbursements of Portfolio expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Portfolio inception) include the returns of the Portfolio's oldest share class. Since the Portfolio launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate 1-3 Years Index is an index of publicly-issued investment-grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years.

The Blended Index consists of 80% Barclays Capital U.S. Aggregate 1-3 Years Index and 20% Barclays U.S. Corporate High Yield Bond Index. The Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Portfolio may not match those in an index.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio Overview

Columbia LifeGoal® Income Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2012)
Fixed-Income Funds	84.1
Convertible	5.0
Emerging Markets	4.5
High Yield	10.1
International	4.5
Investment Grade	60.0
Alternative Investments	6.0
Inflation-Indexed Bonds	4.6
Money Market Funds	5.3

Percentages indicated are based upon total investments.

Portfolio Management

Colin Moore, AIIMR

Anwiti Bahugana, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Understanding Your Portfolio's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Portfolio's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the portfolio during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the portfolio's actual return) and then applies the portfolio's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the portfolio bears directly, the portfolio's shareholders indirectly bear the portfolio's allocable share of the costs and expenses of each underlying fund in which the portfolio invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Understanding Your Portfolio's Expenses (continued)

(Unaudited)

February 1, 2012 – July 31, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Portfolio's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Portfolio's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia LifeGoal® Growth Portfolio
Class A	1,000.00	1,000.00	1,029.00	1,022.62	2.27	2.26	0.45	6.31	6.29	1.25
Class B	1,000.00	1,000.00	1,024.90	1,018.90	6.04	6.02	1.20	10.07	10.04	2.00
Class C	1,000.00	1,000.00	1,025.20	1,018.90	6.04	6.02	1.20	10.07	10.04	2.00
Class R	1,000.00	1,000.00	1,027.20	1,021.38	3.53	3.52	0.70	7.56	7.54	1.50
Class R4	1,000.00	1,000.00	1,029.80	1,023.02	1.87	1.86	0.37	5.90	5.89	1.17
Class Z	1,000.00	1,000.00	1,029.70	1,023.87	1.01	1.01	0.20	5.05	5.03	1.00
Columbia LifeGoal® Balanced Growth Portfolio
Class A	1,000.00	1,000.00	1,026.70	1,022.33	2.57	2.56	0.51	6.20	6.18	1.23
Class B	1,000.00	1,000.00	1,023.10	1,018.60	6.34	6.32	1.26	9.96	9.94	1.98
Class C	1,000.00	1,000.00	1,022.80	1,018.60	6.34	6.32	1.26	9.96	9.94	1.98
Class R	1,000.00	1,000.00	1,025.50	1,021.08	3.83	3.82	0.76	7.45	7.44	1.48
Class T	1,000.00	1,000.00	1,026.50	1,022.08	2.82	2.82	0.56	6.45	6.44	1.28
Class Z	1,000.00	1,000.00	1,028.00	1,023.57	1.31	1.31	0.26	4.94	4.93	0.98
Columbia LifeGoal® Income and Growth Portfolio
Class A	1,000.00	1,000.00	1,041.40	1,021.98	2.94	2.92	0.58	5.99	5.93	1.18
Class B	1,000.00	1,000.00	1,037.70	1,018.25	6.74	6.67	1.33	9.78	9.68	1.93
Class C	1,000.00	1,000.00	1,037.90	1,018.25	6.74	6.67	1.33	9.78	9.68	1.93
Class R	1,000.00	1,000.00	1,041.00	1,020.74	4.21	4.17	0.83	7.26	7.18	1.43
Class Z	1,000.00	1,000.00	1,043.10	1,023.22	1.68	1.66	0.33	4.72	4.68	0.93
Columbia LifeGoal® Income Portfolio
Class A	1,000.00	1,000.00	1,028.50	1,022.18	2.72	2.72	0.54	5.30	5.28	1.05
Class B	1,000.00	1,000.00	1,024.70	1,018.45	6.49	6.47	1.29	9.06	9.03	1.80
Class C	1,000.00	1,000.00	1,024.70	1,018.45	6.49	6.47	1.29	9.06	9.03	1.80
Class Z	1,000.00	1,000.00	1,029.80	1,023.42	1.46	1.46	0.29	4.04	4.02	0.80

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Portfolio's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Portfolio's effective annualized expense ratio include expenses borne directly to the class plus the Portfolio's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments

Columbia LifeGoal® Growth Portfolio

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 88.2%

	Shares	Value ($)
Dividend Income 24.7%
Columbia Dividend Income Fund, Class I Shares(a)	6,159,014	90,968,643
Columbia Dividend Opportunity Fund, Class I Shares(a)	10,550,792	91,053,336
Total		182,021,979
International 12.2%
Columbia Emerging Markets Fund, Class I Shares(a)(b)	5,007,143	45,164,427
Columbia Pacific/Asia Fund, Class I Shares(a)	5,714,707	44,460,422
Total		89,624,849
U.S. Large Cap 44.3%
Columbia Contrarian Core Fund, Class I Shares(a)	2,944,857	45,203,562
Columbia Energy and Natural Resources Fund, Class I Shares(a)	1,427,098	27,585,796
Columbia Large Cap Core Fund, Class I Shares(a)	2,639,790	37,643,405
Columbia Large Cap Growth Fund, Class I Shares(a)	2,571,127	67,594,918
Columbia Large Core Quantitative Fund, Class I Shares(a)	3,546,377	22,625,888
Columbia Large Growth Quantitative Fund, Class I Shares(a)	4,805,851	41,138,088
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	6,659,221	84,705,291
Total		326,496,948
U.S. Mid Cap 5.0%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,388,254	36,816,500

Equity Funds (continued)

	Shares	Value ($)
U.S. Small Cap 2.0%
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	508,564	14,799,203
Total Equity Funds (Cost: $606,832,417)		649,759,479

Fixed-Income Funds 5.9%

Convertible 5.9%
Columbia Convertible Securities Fund, Class I Shares(a)	2,982,859	42,982,996
Total Fixed-Income Funds (Cost: $41,553,737)		42,982,996

Alternative Investments 6.0%

Columbia Flexible Capital Income Fund, Class I Shares(a)	4,104,870	44,045,254
Total Alternative Investments (Cost: $44,016,013)		44,045,254

Money Market Funds —%

Columbia Short-Term Cash Fund, 0.153%(a)(c)	142,440	142,440
Total Money Market Funds (Cost: $142,440)		142,440
Total Investments (Cost: $692,544,607)		736,930,169
Other Assets and Liabilities		(448,357)
Net Assets		736,481,812

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Portfolio. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	7,229,901	—	(7,325,718)	95,817	—	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Growth Portfolio

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	35,246,259	—	(4,883,758)	2,249,170	32,611,671	—	—	45,203,562
Columbia Convertible Securities Fund, Class I Shares	43,201,148	2,023,991	(3,540,841)	(130,561)	41,553,737	—	710,803	42,982,996
Columbia Dividend Income Fund, Class I Shares	86,803,004	1,288,101	(7,536,204)	418,621	80,973,522	—	1,283,464	90,968,643
Columbia Dividend Opportunity Fund, Class I Shares	84,351,144	1,606,524	(7,129,205)	2,446,591	81,275,054	—	1,606,524	91,053,336
Columbia Emerging Markets Fund, Class I Shares	47,990,510	17,233,722	(14,709,244)	866,401	51,381,389	2,037,751	—	45,164,427
Columbia Energy and Natural Resources Fund, Class I Shares	23,139,402	7,833,140	(262,113)	16,124	30,726,553	—	111,481	27,585,796
Columbia Flexible Capital Income Fund, Class I Shares	—	45,605,275	(1,558,464)	(30,798)	44,016,013	—	481,572	44,045,254
Columbia Large Cap Core Fund, Class I Shares	31,183,416	7,405,581	(3,210,851)	83,722	35,461,868	—	66,200	37,643,405
Columbia Large Cap Growth Fund, Class I Shares	64,279,014	—	(7,689,105)	(1,100,894)	55,489,015	—	—	67,594,918
Columbia Large Core Quantitative Fund, Class I Shares	20,027,990	—	(2,275,354)	832,484	18,585,120	—	—	22,625,888
Columbia Large Growth Quantitative Fund, Class I Shares	28,663,917	11,739,000	(3,499,567)	(412,712)	36,490,638	—	—	41,138,088

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Growth Portfolio

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Large Value Quantitative Fund, Class I Shares	15,898,827	—	(15,942,988)	44,161	—	—	—	—
Columbia Mid Cap Growth Fund, Class I Shares	40,777,448	1,526	(2,235,912)	(59,176)	38,483,886	—	—	36,816,500
Columbia Mid Cap Value Fund, Class I Shares	8,674,007	—	(8,206,004)	(468,003)	—	—	38,008	—
Columbia Mid Cap Value Opportunity Fund, Class I Shares	5,767,332	—	(8,596,943)	2,829,611	—	—	—	—
Columbia Pacific/Asia Fund, Class I Shares	70,378,348	308,879	(25,614,389)	(1,577,167)	43,495,671	—	307,637	44,460,422
Columbia Select Large Cap Growth Fund, Class I Shares	82,680,397	6,145,964	(4,738,009)	2,187,063	86,275,415	—	—	84,705,291
Columbia Select Large-Cap Value Fund, Class I Shares	15,752,455	—	(16,153,323)	400,868	—	—	—	—
Columbia Short-Term Cash Fund	—	1,329,266	(1,186,826)	—	142,440	—	68	142,440
Columbia Small Cap Growth Fund I, Class I Shares	16,642,187	1,729	(896,234)	(165,067)	15,582,615	—	—	14,799,203
Total	728,686,706	102,522,698	(147,191,052)	8,526,255	692,544,607	2,037,751	4,605,757	736,930,169

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Growth Portfolio

July 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Growth Portfolio

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Portfolio's investments at July 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Investments in Affiliated Funds	736,930,169	—	—	736,930,169
Total Mutual Funds	736,930,169	—	—	736,930,169

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments

Columbia LifeGoal® Balanced Growth Portfolio

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 59.5%

	Shares	Value ($)
Dividend Income 6.1%
Columbia Dividend Income Fund, Class I Shares(a)	2,159,656	31,898,111
Columbia Dividend Opportunity Fund, Class I Shares(a)	3,699,741	31,928,766
Total		63,826,877
International 11.8%
Columbia Emerging Markets Fund, Class I Shares(a)(b)	6,564,992	59,216,222
Columbia European Equity Fund, Class I Shares(a)	873,820	4,744,840
Columbia Greater China Fund, Class I Shares(a)	224,551	10,093,574
Columbia Overseas Value Fund, Class I Shares(a)	3,604,645	23,898,798
Columbia Pacific/Asia Fund, Class I Shares(a)	3,412,085	26,546,024
Total		124,499,458
U.S. Large Cap 25.8%
Columbia Contrarian Core Fund, Class I Shares(a)	4,508,242	69,201,510
Columbia Large Cap Growth Fund, Class I Shares(a)	1,211,765	31,857,320
Columbia Large Core Quantitative Fund, Class I Shares(a)	12,495,289	79,719,946
Columbia Large Growth Quantitative Fund, Class I Shares(a)	2,477,600	21,208,254
Columbia Large Value Quantitative Fund, Class I Shares(a)	3,027,515	21,222,879
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	3,073,563	39,095,724
Columbia Select Large-Cap Value Fund, Class I Shares(a)	671,233	10,296,713
Total		272,602,346
U.S. Mid Cap 8.9%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,760,213	46,680,843
Columbia Mid Cap Value Fund, Class I Shares(a)	3,487,135	47,529,649
Total		94,210,492

Equity Funds (continued)

	Shares	Value ($)
U.S. Small Cap 6.9%
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	1,254,560	36,507,699
Columbia Small Cap Value Fund I, Class I Shares(a)	369,691	15,501,161
Columbia Small Cap Value Fund II, Class I Shares(a)	1,473,398	20,907,519
Total		72,916,379
Total Equity Funds (Cost: $632,852,292)		628,055,552

Fixed-Income Funds 29.7%

Convertible 2.0%
Columbia Convertible Securities Fund, Class I Shares(a)	1,467,398	21,145,208
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	1,766,002	21,315,645
High Yield 4.6%
Columbia High Yield Bond Fund, Class I Shares(a)	5,735,765	16,519,002
Columbia Income Opportunities Fund, Class I Shares(a)	3,261,929	31,934,283
Total		48,453,285
International 2.0%
Columbia International Bond Fund, Class I Shares(a)	1,854,133	21,174,202
Investment Grade 19.1%
Columbia Corporate Income Fund, Class I Shares(a)	9,002,920	95,520,984
Columbia Limited Duration Credit Fund, Class I Shares(a)	3,117,871	31,646,391
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	9,241,929	52,771,413
Mortgage- and Asset-Backed Portfolio(a)	2,150,784	21,056,175
Total		200,994,963
Total Fixed-Income Funds (Cost: $300,026,395)		313,083,303

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Balanced Growth Portfolio

July 31, 2012 (Unaudited)

Alternative Investments 6.2%

	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	2,025,528	20,964,218
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	2,880,349	28,745,888
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	1,705,652	15,862,564
Total Alternative Investments (Cost: $65,451,059)		65,572,670

Common Stocks —%

Issuer	Shares	Value ($)
Consumer Staples —%
Food Products —%
China Milk Products Group Ltd.(b)(c)(d)	322,000	10,350
Total Consumer Staples		10,350
Total Common Stocks (Cost: $172,880)		10,350

Inflation-Indexed Bonds 2.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury Inflation-Indexed Bond 07/15/13	1.875%	1,620,408	1,664,716
01/15/14	2.000%	2,332,050	2,432,256

Inflation-Indexed Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/15	1.625%	3,032,996	3,244,360
01/15/16	2.000%	2,095,781	2,334,830
07/15/17	2.625%	1,724,246	2,066,671
01/15/19	2.125%	2,317,416	2,806,609
01/15/21	1.125%	283,654	331,254
01/15/25	2.375%	3,681,984	4,962,335
04/15/29	3.875%	3,355,104	5,589,130
02/15/40	2.125%	1,015,423	1,517,264
Total Inflation-Indexed Bonds (Cost: $23,880,017)			26,949,425

Money Market Funds 2.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.153%(a)(e)	21,039,948	21,039,948
Total Money Market Funds (Cost: $21,039,948)		21,039,948
Total Investments (Cost: $1,043,422,591)		1,054,711,248
Other Assets and Liabilities		907,371
Net Assets		1,055,618,619

Investment in Derivatives

At July 31, 2012, $1,454,600 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at July 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	(398)	(27,354,540)	September 2012	—	(1,480,540)
U.S. Treasury Note, 10-year	56	7,540,750	September 2012	49,339	—
Total				49,339	(1,480,540)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Balanced Growth Portfolio

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Portfolio. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	21,809,715	328,236	(1,701,006)	29,164	20,466,109	—	—	20,964,218
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	29,866,961	506,503	(1,704,403)	7,531	28,676,592	—	—	28,745,888
Columbia Bond Fund, Class I Shares	20,656,573	—	(20,988,337)	331,764	—	—	6,007	—
Columbia Commodity Strategy Fund, Class I Shares	—	16,596,711	(284,479)	(3,874)	16,308,358	—	—	15,862,564
Columbia Contrarian Core Fund, Class I Shares	52,575,085	16,054,859	(5,692,149)	2,451,157	65,388,952	—	—	69,201,510
Columbia Convertible Securities Fund, Class I Shares	22,640,178	421,502	(1,886,743)	180,934	21,355,871	—	357,191	21,145,208
Columbia Corporate Income Fund, Class I Shares	73,824,595	24,265,917	(9,914,119)	596,670	88,773,063	—	1,798,409	95,520,984
Columbia Dividend Income Fund, Class I Shares	27,969,217	3,804,466	(3,236,625)	288,934	28,825,992	—	450,589	31,898,111

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Balanced Growth Portfolio

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Dividend Opportunity Fund, Class I Shares	17,037,201	15,629,177	(2,463,366)	248,827	30,451,839	—	564,681	31,928,766
Columbia Emerging Markets Bond Fund, Class I Shares	19,214,757	3,136,070	(2,319,258)	106,900	20,138,469	—	632,709	21,315,645
Columbia Emerging Markets Fund, Class I Shares	37,218,998	32,873,266	(722,892)	24,845	69,394,217	2,671,841	—	59,216,222
Columbia Energy and Natural Resources Fund, Class I Shares	19,215,927	—	(17,739,376)	(1,476,551)	—	—	—	—
Columbia European Equity Fund, Class I Shares	43,721,849	349,115	(37,396,655)	(1,434,589)	5,239,720	—	—	4,744,840
Columbia Greater China Fund, Class I Shares	22,078,556	161,293	(7,784,429)	(2,195,056)	12,260,364	—	—	10,093,574
Columbia High Yield Bond Fund, Class I Shares	16,902,033	799,932	(1,639,399)	38,326	16,100,892	—	557,163	16,519,002
Columbia Income Opportunities Fund, Class I Shares	34,918,583	1,303,441	(5,167,102)	159,207	31,214,129	—	958,494	31,934,283
Columbia International Bond Fund, Class I Shares	18,918,739	3,307,797	(1,515,099)	15,103	20,726,540	—	123,386	21,174,202

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Balanced Growth Portfolio

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia International Value Fund, Class I Shares	11	—	—	(11)	—	—	—	—
Columbia Large Cap Core Fund, Class I Shares	44,036,837	—	(48,504,710)	4,467,873	—	—	—	—
Columbia Large Cap Growth Fund, Class I Shares	49,082,736	13,499	(25,217,205)	4,715,719	28,594,749	—	—	31,857,320
Columbia Large Core Quantitative Fund, Class I Shares	27,608,545	53,994,044	(6,035,773)	565,085	76,131,901	—	—	79,719,946
Columbia Large Growth Quantitative Fund, Class I Shares	—	22,813,735	(2,355,418)	81,262	20,539,579	—	—	21,208,254
Columbia Large Value Quantitative Fund, Class I Shares	16,558,082	4,784,235	(1,409,272)	395,646	20,328,691	—	—	21,222,879
Columbia Limited Duration Credit Fund, Class I Shares	38,298,683	915,084	(7,952,728)	36,686	31,297,725	—	415,013	31,646,391
Columbia Mid Cap Growth Fund, Class I Shares	40,533,283	10,982,644	(9,041,822)	2,992,921	45,467,026	—	—	46,680,843
Columbia Mid Cap Value Fund, Class I Shares	33,218,807	15,408,369	(1,862,684)	769,139	47,533,631	—	238,244	47,529,649

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Balanced Growth Portfolio

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Multi-Advisor International Equity Fund, Class I Shares	56,428,089	—	(54,471,405)	(1,956,684)	—	—	—	—
Columbia Overseas Value Fund, Class I Shares	28,157,431	218,723	(586,640)	(48,450)	27,741,064	—	62,770	23,898,798
Columbia Pacific/Asia Fund, Class I Shares	17,204,848	11,475,261	(530,429)	7,610	28,157,290	—	182,866	26,546,024
Columbia Select Large Cap Growth Fund, Class I Shares	38,640,963	4,560,798	(4,030,729)	1,136,376	40,307,408	—	—	39,095,724
Columbia Select Large-Cap Value Fund, Class I Shares	9,045,981	2,325,936	(630,164)	7,125	10,748,878	—	—	10,296,713
Columbia Short-Term Cash Fund	37,781,238	29,043,017	(45,784,307)	—	21,039,948	—	22,469	21,039,948
Columbia Small Cap Growth Fund I, Class I Shares	7,696,860	30,439,126	(963,113)	377,967	37,550,840	—	—	36,507,699
Columbia Small Cap Growth Fund II, Class I Shares	10,486,102	—	(11,729,251)	1,243,149	—	—	—	—
Columbia Small Cap Value Fund I, Class I Shares	19,668,743	447,308	(4,461,049)	786,749	16,441,751	—	16,261	15,501,161

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Balanced Growth Portfolio

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Small Cap Value Fund II, Class I Shares	11,705,906	11,195,382	(1,265,440)	112,552	21,748,400	—	—	20,907,519
Columbia U.S. Government Mortgage Fund, Class I Shares	50,421,819	4,324,186	(4,963,280)	282,015	50,064,740	—	748,101	52,771,413
Mortgage- and Asset- Backed Portfolio	37,328,344	832,215	(18,310,557)	504,964	20,354,966	—	360,186	21,056,175
Total	1,052,472,275	323,311,847	(372,261,413)	15,846,985	1,019,369,694	2,671,841	7,494,539	1,027,751,473

(b)  Non-income producing.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2012 was $10,350, representing less than 0.01% of net assets. Information concerning such security holdings at July 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11/17/10	172,880

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2012, the value of these securities amounted to $10,350, which represents less than 0.01% of net assets.

(e)  The rate shown is the seven-day current annualized yield at July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Portfolio's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Balanced Growth Portfolio

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Portfolio's investments at July 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Investments in Affiliated Funds	1,027,751,473	—	—	1,027,751,473
Total Mutual Funds	1,027,751,473	—	—	1,027,751,473
Equity Securities
Common Stocks
Consumer Staples	—	—	10,350	10,350
Total Equity Securities	—	—	10,350	10,350

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Balanced Growth Portfolio

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Inflation-Indexed Bonds	—	26,949,425	—	26,949,425
Total Bonds	—	26,949,425	—	26,949,425
Investments in Securities	1,027,751,473	26,949,425	10,350	1,054,711,248
Derivatives
Assets
Futures Contracts	49,339	—	—	49,339
Liabilities
Futures Contracts	(1,480,540)	—	—	(1,480,540)
Total	1,026,320,272	26,949,425	10,350	1,053,280,047

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

The Portfolio's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no significant transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of January 31, 2012	10,240
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	110
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2012	10,350

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2012 was $110.

The Portfolio does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments

Columbia LifeGoal® Income and Growth Portfolio

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 29.8%

	Shares	Value ($)
Dividend Income 6.0%
Columbia Dividend Income Fund, Class I Shares(a)	306,502	4,527,031
Columbia Dividend Opportunity Fund, Class I Shares(a)	375,740	3,242,639
Total		7,769,670
International 3.6%
Columbia Emerging Markets Fund, Class I Shares(a)(b)	301,738	2,721,678
Columbia Greater China Fund, Class I Shares(a)	14,084	633,087
Columbia Pacific/Asia Fund, Class I Shares(a)	166,806	1,297,745
Total		4,652,510
U.S. Large Cap 15.0%
Columbia Contrarian Core Fund, Class I Shares(a)	295,079	4,529,454
Columbia Large Cap Growth Fund, Class I Shares(a)	196,439	5,164,390
Columbia Large Core Quantitative Fund, Class I Shares(a)	711,598	4,539,996
Columbia Large Growth Quantitative Fund, Class I Shares(a)	454,377	3,889,468
Columbia Large Value Quantitative Fund, Class I Shares(a)	184,498	1,293,331
Total		19,416,639
U.S. Mid Cap 4.1%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	100,868	2,675,016
Columbia Mid Cap Value Fund, Class I Shares(a)	198,427	2,704,564
Total		5,379,580
U.S. Small Cap 1.1%
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	25,736	748,911
Columbia Small Cap Value Fund I, Class I Shares(a)	17,563	736,418
Total		1,485,329
Total Equity Funds (Cost: $36,723,556)		38,703,728

Fixed-Income Funds 57.8%

	Shares	Value ($)
Convertible 3.0%
Columbia Convertible Securities Fund, Class I Shares(a)	269,581	3,884,661
Emerging Markets 3.5%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	374,924	4,525,335
High Yield 8.5%
Columbia Income Opportunities Fund, Class I Shares(a)	1,127,098	11,034,296
International 3.0%
Columbia International Bond Fund, Class I Shares(a)	335,393	3,830,189
Investment Grade 39.8%
Columbia Corporate Income Fund, Class I Shares(a)	2,203,019	23,374,027
Columbia Limited Duration Credit Fund, Class I Shares(a)	871,372	8,844,426
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	2,275,063	12,990,612
Mortgage- and Asset-Backed Portfolio(a)	662,891	6,489,701
Total		51,698,766
Total Fixed-Income Funds (Cost: $70,872,399)		74,973,247

Alternative Investments 5.0%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	312,128	3,230,522
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	322,881	3,222,351
Total Alternative Investments (Cost: $6,374,626)		6,452,873

Inflation-Indexed Bonds 4.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury Inflation-Indexed Bond 07/15/13	1.875%	362,871	372,793
01/15/14	2.000%	435,316	454,021
01/15/15	1.625%	541,607	579,350
01/15/16	2.000%	411,051	457,936
07/15/17	2.625%	332,652	398,715

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Income and Growth Portfolio

July 31, 2012 (Unaudited)

Inflation-Indexed Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/19	2.125%	460,272	557,433
01/15/21	1.125%	168,091	196,299
01/15/25	2.375%	719,328	969,463
04/15/29	3.875%	685,000	1,141,114
02/15/40	2.125%	212,654	317,752
Total Inflation-Indexed Bonds (Cost: $4,835,534)			5,444,876

Money Market Funds 3.4%

	Shares	Value ($)
BofA Cash Reserves, Capital Class, 0.160%(c)	1,287,855	1,287,855
Columbia Short-Term Cash Fund, 0.153%(a)(c)	3,186,049	3,186,049
Total Money Market Funds (Cost: $4,473,904)		4,473,904
Total Investments (Cost: $123,280,019)		130,048,628
Other Assets and Liabilities		(257,649)
Net Assets		129,790,979

Investment in Derivatives

At July 31, 2012, $259,050 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at July 31, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P 400 Index	(27)	(2,534,220)	September 2012	—	(97,536)
E-Mini S&P 500 Index	(29)	(1,993,170)	September 2012	—	(107,878)
U.S. Treasury Note, 5-year	25	3,119,531	October 2012	18,706	—
U.S. Treasury Note, 10-year	18	2,423,813	September 2012	16,134	—
Total				34,840	(205,414)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Portfolio. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	3,377,956	82,224	(305,696)	5,743	3,160,227	—	—	3,230,522
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	4,496,081	110,758	(1,400,545)	8,105	3,214,399	—	—	3,222,351

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Income and Growth Portfolio

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Bond Fund, Class I Shares	9,767,911	12,568	(10,048,522)	268,043	—	—	2,874	—
Columbia Contrarian Core Fund, Class I Shares	2,720,106	1,428,933	(369,383)	155,435	3,935,091	—	—	4,529,454
Columbia Convertible Securities Fund, Class I Shares	3,673,908	207,793	(216,439)	17,755	3,683,017	—	63,845	3,884,661
Columbia Corporate Income Fund, Class I Shares	13,849,170	9,647,459	(1,720,546)	105,455	21,881,538	—	430,565	23,374,027
Columbia Dividend Income Fund, Class I Shares	3,991,120	500,516	(457,745)	30,790	4,064,681	—	62,356	4,527,031
Columbia Dividend Opportunity Fund, Class I Shares	1,295,106	2,074,199	(257,895)	13,904	3,125,314	—	56,078	3,242,639
Columbia Emerging Markets Fund, Class I Shares	2,101,112	1,087,764	(85,377)	2,655	3,106,154	120,405	—	2,721,678
Columbia Emerging Markets Bond Fund, Class I Shares	3,861,625	810,879	(420,665)	22,234	4,274,073	—	132,059	4,525,335
Columbia Greater China Fund, Class I Shares	717,880	81,898	(83,015)	(4,416)	712,347	—	—	633,087

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Income and Growth Portfolio

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Income Opportunities Fund, Class I Shares	10,298,536	442,767	(808,225)	10,831	9,943,909	—	324,386	11,034,296
Columbia International Bond Fund, Class I Shares	4,401,191	115,671	(786,998)	14,663	3,744,527	—	22,264	3,830,189
Columbia Large Cap Growth Fund, Class I Shares	2,623,109	2,403,253	(511,275)	170,860	4,685,947	—	—	5,164,390
Columbia Large Cap Core Fund, Class I Shares	2,774,622	—	(3,348,757)	574,135	—	—	—	—
Columbia Large Core Quantitative Fund, Class I Shares	2,199,459	2,390,887	(337,996)	34,669	4,287,019	—	—	4,539,996
Columbia Large Growth Quantitative Fund, Class I Shares	—	4,013,690	(256,677)	11,836	3,768,849	—	—	3,889,468
Columbia Large Value Quantitative Fund, Class I Shares	820,488	375,626	(103,020)	42,722	1,135,816	—	—	1,293,331
Columbia Limited Duration Credit Fund, Class I Shares	8,686,033	371,565	(337,185)	2,048	8,722,461	—	112,372	8,844,426
Columbia Mid Cap Growth Fund, Class I Shares	1,986,655	938,597	(843,325)	409,305	2,491,232	—	—	2,675,016

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Income and Growth Portfolio

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Mid Cap Value Fund, Class I Shares	1,650,005	922,549	(163,112)	78,716	2,488,158	—	13,238	2,704,564
Mortgage- and Asset-Backed Portfolio	9,062,949	262,814	(3,172,968)	96,081	6,248,876	—	108,288	6,489,701
Columbia Multi-Advisor International Equity Fund, Class I Shares	5,606,084	26,852	(5,473,563)	(159,373)	—	—	—	—
Columbia Pacific/Asia Fund, Class I Shares	—	1,379,347	(30,267)	(132)	1,348,948	—	8,807	1,297,745
Columbia Select Large Cap Growth Fund, Class I Shares	2,801,995	—	(3,375,630)	573,635	—	—	—	—
Columbia Select Large-Cap Value Fund, Class I Shares	1,267,559	1,891	(1,277,053)	7,603	—	—	—	—
Columbia Short-Term Cash Fund	3,179,380	4,705,536	(4,698,867)	—	3,186,049	—	2,638	3,186,049
Columbia Short Term Bond Fund, Class I Shares	2,551,887	2,009	(2,551,003)	(2,893)	—	—	478	—
Columbia Small Cap Growth Fund I, Class I Shares	—	787,000	—	—	787,000	—	—	748,911
Columbia Small Cap Value Fund I, Class I Shares	—	787,000	—	—	787,000	—	—	736,418

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Income and Growth Portfolio

July 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia U.S. Government Mortgage Fund, Class I Shares	8,396,607	4,671,748	(735,038)	40,681	12,373,998	—	178,459	12,990,612
Total	118,158,534	40,643,793	(44,176,787)	2,531,090	117,156,630	120,405	1,518,707	123,315,897

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Income and Growth Portfolio

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Portfolio's investments at July 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Investments in Affiliated Funds	123,315,897	—	—	123,315,897
Investments in Unaffiliated Fund	1,287,855	—	—	1,287,855
Total Mutual Funds	124,603,752	—	—	124,603,752
Bonds
Inflation-Indexed Bonds	—	5,444,876	—	5,444,876
Total Bonds	—	5,444,876	—	5,444,876
Investments in Securities	124,603,752	5,444,876	—	130,048,628
Derivatives
Assets
Futures Contracts	34,840	—	—	34,840
Liabilities
Futures Contracts	(205,414)	—	—	(205,414)
Total	124,433,178	5,444,876	—	129,878,054

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments

Columbia LifeGoal® Income Portfolio

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fixed-Income Funds 84.2%

	Shares	Value ($)
Convertible 5.0%
Columbia Convertible Securities Fund, Class I Shares(a)	96,111	1,384,955
Emerging Markets 4.5%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	103,270	1,246,468
High Yield 10.1%
Columbia Income Opportunities Fund, Class I Shares(a)	283,971	2,780,075
International 4.5%
Columbia International Bond Fund, Class I Shares(a)	108,988	1,244,647
Investment Grade 60.1%
Columbia Corporate Income Fund, Class I Shares(a)	130,234	1,381,780
Columbia Limited Duration Credit Fund, Class I Shares(a)	543,881	5,520,391
Columbia Short Term Bond Fund, Class I Shares(a)	276,473	2,753,676
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	725,110	4,140,381
Columbia U.S. Treasury Index Fund, Class I Shares(a)	233,738	2,751,094
Total		16,547,322
Total Fixed-Income Funds (Cost: $21,711,815)		23,203,467

Alternative Investments 6.0%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	79,783	825,747
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	82,620	824,549
Total Alternative Investments (Cost: $1,631,987)		1,650,296
Inflation-Indexed Bonds 4.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury Inflation-Indexed Bond 07/15/13	1.875%	81,333	83,557
01/15/14	2.000%	99,501	103,776
01/15/15	1.625%	132,393	141,619
01/15/16	2.000%	92,631	103,197
07/15/17	2.625%	72,075	86,388
01/15/19	2.125%	107,040	129,636
01/15/21	1.125%	36,770	42,940
01/15/25	2.375%	182,880	246,474
04/15/29	3.875%	139,796	232,880
02/15/40	2.125%	63,796	95,326
Total Inflation-Indexed Bonds (Cost: $1,111,455)			1,265,793

Money Market Funds 5.4%

	Shares	Value ($)
BofA Cash Reserves, Capital Class, 0.160%(c)	1,375,079	1,375,079
Columbia Short-Term Cash Fund, 0.153%(a)(c)	100,810	100,810
Total Money Market Funds (Cost: $1,475,889)		1,475,889
Total Investments (Cost: $25,931,146)		27,595,445
Other Assets and Liabilities		(49,868)
Net Assets		27,545,577

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments

Columbia LifeGoal® Income Portfolio

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Portfolio. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	780,460	84,721	(56,481)	(129)	808,571	—	—	825,747
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	791,207	79,810	(47,497)	(103)	823,417	—	—	824,549
Columbia Convertible Securities Fund, Class I Shares	969,212	249,451	(174,467)	(71)	1,044,125	—	22,517	1,384,955
Columbia Corporate Income Fund, Class I Shares	3,599,292	127,601	(2,578,136)	114,782	1,263,539	—	25,520	1,381,780
Columbia Emerging Markets Bond Fund, Class I Shares	1,044,901	279,064	(155,323)	886	1,169,528	—	35,768	1,246,468
Columbia Income Opportunities Fund, Class I Shares	2,205,712	329,607	(284,904)	551	2,250,966	—	79,852	2,780,075
Columbia International Bond Fund, Class I Shares	1,178,689	162,830	(127,129)	(668)	1,213,722	—	7,040	1,244,647
Columbia Limited Duration Credit Fund, Class I Shares	2,913,015	2,916,188	(380,819)	(104)	5,448,280	—	68,543	5,520,391
Columbia Short Term Bond Fund, Class I Shares	2,574,908	269,419	(177,240)	(19)	2,667,068	—	22,730	2,753,676
Columbia Short-Term Cash Fund	17,826	160,071	(77,087)	—	100,810	—	24	100,810
Columbia U.S. Government Mortgage Fund, Class I Shares	2,950,620	1,298,331	(329,018)	1,198	3,921,131	—	55,909	4,140,381
Columbia U.S. Treasury Index Fund, Class I Shares	124,693	2,841,168	(232,834)	428	2,733,455	45,224	19,852	2,751,094
Mortgage- and Asset-Backed Portfolio	3,497,244	—	(3,637,126)	139,882	—	—	—	—
Total	22,647,779	8,798,261	(8,258,061)	256,633	23,444,612	45,224	337,755	24,954,573

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Income Portfolio

July 31, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Portfolio of Investments (continued)

Columbia LifeGoal® Income Portfolio

July 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Portfolio's investments as of July 31, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Investments in Affiliated Funds	24,954,573	—	—	24,954,573
Investments in Unaffiliated Fund	1,375,079	—	—	1,375,079
Total Mutual Funds	26,329,652	—	—	26,329,652
Bonds
Inflation-Indexed Bonds	—	1,265,793	—	1,265,793
Total Bonds	—	1,265,793	—	1,265,793
Total	26,329,652	1,265,793	—	27,595,445

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Statements of Assets and Liabilities

July 31, 2012 (Unaudited)

	Columbia LifeGoal® Growth Portfolio	Columbia LifeGoal® Balanced Growth Portfolio	Columbia LifeGoal® Income and Growth Portfolio	Columbia LifeGoal® Income Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $—, $24,052,897, $6,123,389, $2,486,534)	$—	$26,959,775	$6,732,731	$2,640,872
Affiliated issuers (identified cost $692,544,607, $1,019,369,694, $117,156,630, $23,444,612)	736,930,169	1,027,751,473	123,315,897	24,954,573
Total investments (identified cost $692,544,607, $1,043,422,591, $123,280,019, $25,931,146)	736,930,169	1,054,711,248	130,048,628	27,595,445
Margin deposits on futures contracts	—	1,454,600	259,050	—
Receivable for:
Investments sold	38,138	1,142,197	121,659	—
Capital shares sold	522,430	222,550	48,667	7,191
Dividends	19	739,577	176,971	45,813
Interest	—	64,647	13,153	2,984
Reclaims	—	17,106	—	—
Variation margin on futures contracts	—	122,660	25,696	—
Expense reimbursement due from Investment Manager	25,297	—	—	4,173
Prepaid expenses	27,096	3,136	3,136	3,136
Trustees' deferred compensation plan	—	132,001	—	—
Total assets	737,543,149	1,058,609,722	130,696,960	27,658,742
Liabilities
Payable for:
Investments purchased	—	736,813	176,550	47,058
Capital shares purchased	922,636	1,734,456	636,294	12,199
Investment management fees	—	1,047	233	18
Distribution and service fees	7,878	9,475	1,471	316
Transfer agent fees	103,543	140,635	22,987	5,399
Administration fees	405	579	71	15
Plan administration fees	2	—	—	—
Compensation of board members	4,334	74,356	4,382	44,639
Expense reimbursement due to Investment Manager	—	158,659	44,499	—
Other expenses	22,539	3,082	19,494	3,521
Trustees' deferred compensation plan	—	132,001	—	—
Total liabilities	1,061,337	2,991,103	905,981	113,165
Net assets applicable to outstanding capital stock	$736,481,812	$1,055,618,619	$129,790,979	$27,545,577

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Statements of Assets and Liabilities (continued)

July 31, 2012 (Unaudited)

	Columbia LifeGoal® Growth Portfolio	Columbia LifeGoal® Balanced Growth Portfolio	Columbia LifeGoal® Income and Growth Portfolio	Columbia LifeGoal® Income Portfolio
Represented by
Paid-in capital	$808,850,637	$1,031,967,191	$122,294,657	$26,825,342
Undistributed (excess of distributions over) net investment income	(390,421)	94,706	230,281	(51,317)
Accumulated net realized gain (loss)	(116,363,966)	13,698,872	668,006	(892,747)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	2,906,878	609,342	154,338
Investments — affiliated issuers	44,385,562	8,381,779	6,159,267	1,509,961
Foreign currency translations	—	394	—	—
Futures contracts	—	(1,431,201)	(170,574)	—
Total — representing net assets applicable to outstanding capital stock	$736,481,812	$1,055,618,619	$129,790,979	$27,545,577
Class A
Net assets	$531,343,887	$657,235,573	$70,529,225	$16,920,057
Shares outstanding	44,912,044	57,285,710	6,258,130	1,587,212
Net asset value per share	$11.83	$11.47	$11.27	$10.66
Maximum offering price per share(a)	$12.55	$12.17	$11.96	$11.02
Class B
Net assets	$65,212,459	$65,767,496	$10,826,188	$1,820,732
Shares outstanding	6,053,285	5,778,902	965,226	171,163
Net asset value per share	$10.77	$11.38	$11.22	$10.64
Class C
Net assets	$87,002,498	$83,475,594	$24,258,543	$5,539,200
Shares outstanding	8,144,759	7,239,484	2,176,254	521,150
Net asset value per share	$10.68	$11.53	$11.15	$10.63
Class R
Net assets	$3,292,089	$4,161,052	$1,872,822	$—
Shares outstanding	281,022	363,093	166,047	—
Net asset value per share	$11.71	$11.46	$11.28	$—
Class R4
Net assets	$266,352	$—	$—	$—
Shares outstanding	22,128	—	—	—
Net asset value per share	$12.04	$—	$—	$—
Class T
Net assets	$—	$99,986,310	$—	$—
Shares outstanding	—	8,717,588	—	—
Net asset value per share	$—	$11.47	$—	$—
Maximum offering price per share(a)	$—	$12.17	$—	$—
Class Z
Net assets	$49,364,527	$144,992,594	$22,304,201	$3,265,588
Shares outstanding	4,099,223	12,654,134	1,999,232	306,154
Net asset value per share	$12.04	$11.46	$11.16	$10.67

(a) The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio and Columbia LifeGoal® Income and Growth Portfolio, and dividing the net asset value by 1.0 minus the maximum sales charge of 3.25% for Columbia LifeGoal® Income Portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Statements of Operations

Six Months Ended July 31, 2012 (Unaudited)

	Columbia LifeGoal® Growth Portfolio	Columbia LifeGoal® Balanced Growth Portfolio	Columbia LifeGoal® Income and Growth Portfolio	Columbia LifeGoal® Income Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$736	$1,247	$1,347
Dividends — affiliated issuers	4,605,757	7,494,539	1,518,707	337,755
Interest	—	408,702	79,760	20,026
Total income	4,605,757	7,903,977	1,599,714	359,128
Expenses:
Investment management fees	506	214,730	42,849	3,483
Distribution fees
Class B	285,295	278,963	46,254	8,232
Class C	333,690	319,032	90,632	20,726
Class R	8,023	10,502	3,935	—
Service fees
Class B	95,098	92,988	15,418	2,744
Class C	111,230	106,344	30,211	6,909
Distribution and service fees — Class A	670,182	831,084	86,758	20,392
Shareholder service fee — Class T	—	152,747	—	—
Transfer agent fees
Class A	508,798	542,763	62,905	15,203
Class B	72,077	60,569	11,204	2,035
Class C	84,430	69,441	21,906	5,144
Class R	3,047	3,431	1,424	—
Class R4	71	—	—	—
Class T	—	83,114	—	—
Class Z	46,923	118,698	19,782	2,740
Administration fees	75,417	107,573	12,931	2,697
Plan administration fees
Class R4	352	—	—	—
Compensation of board members	4,903	9,370	5,144	6,449
Custodian fees	7,026	14,727	9,031	5,207
Printing and postage fees	86,182	97,343	26,953	52,620
Registration fees	54,622	67,695	32,279	26,382
Professional fees	18,413	17,674	12,590	12,249
Other	10,389	11,653	9,576	7,938
Total expenses	2,476,674	3,210,441	541,782	201,150
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(216,401)	—	(57,738)	(103,662)
Expense reductions	(1,780)	(26,139)	(280)	—
Total net expenses	2,258,493	3,184,302	483,764	97,488
Net investment income	2,347,264	4,719,675	1,115,950	261,640
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	—	288,835	—	—
Investments — affiliated issuers	8,526,255	15,846,985	2,531,090	256,633
Capital gain distributions from underlying affiliated funds	2,037,751	2,671,841	120,405	45,224
Foreign currency translations	—	65	—	—
Futures contracts	—	4,269,852	605,872	—
Net realized gain	10,564,006	23,077,578	3,257,367	301,857
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	521,885	(4,597,698)	25,102
Investments — affiliated issuers	8,559,352	3,267,999	5,658,776	148,091
Foreign currency translations	—	(1,159)	—	—
Futures contracts	—	(3,102,431)	(245,620)	—
Net change in unrealized appreciation	8,559,352	686,294	815,458	173,193
Net realized and unrealized gain	19,123,358	23,763,872	4,072,825	475,050
Net increase in net assets resulting from operations	$21,470,622	$28,483,547	$5,188,775	$736,690

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Statements of Changes in Net Assets

	Columbia LifeGoal® Growth Portfolio
	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012(a)	Year Ended March 31, 2011(b)
Operations
Net investment income	$2,347,264	$4,169,952	$1,712,789
Net realized gain	10,564,006	50,303,717	3,920,664
Net change in unrealized appreciation (depreciation)	8,559,352	(94,655,707)	59,201,605
Net increase (decrease) in net assets resulting from operations	21,470,622	(40,182,038)	64,835,058
Distributions to shareholders
Net investment income
Class A	(4,452,697)	(2,173,604)	(1,169,632)
Class B	(395,943)	(177,537)	(135,848)
Class C	(461,099)	(176,339)	(124,109)
Class R	(23,065)	(8,385)	(6,818)
Class R4	(2,386)	(1,115)	(8)
Class Z	(465,170)	(247,376)	(398,565)
Total distributions to shareholders	(5,800,360)	(2,784,356)	(1,834,980)
Increase (decrease) in net assets from share transactions	(42,818,769)	403,972,483	(52,207,149)
Total increase (decrease) in net assets	(27,148,507)	361,006,089	10,792,929
Net assets at beginning of period	763,630,319	402,624,230	391,831,301
Net assets at end of period	$736,481,812	$763,630,319	$402,624,230
Undistributed (excess of distributions over) net investment income	$(390,421)	$3,062,675	$180,416

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Class R4 shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Statements of Changes in Net Assets (continued)

	Columbia LifeGoal® Balanced Growth Portfolio
	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012(a)	Year Ended March 31, 2011(b)
Operations
Net investment income	$4,719,675	$13,402,329	$8,088,913
Net realized gain	23,077,578	65,594,144	34,013,224
Net change in unrealized appreciation	686,294	(116,910,856)	35,185,237
Net increase (decrease) in net assets resulting from operations	28,483,547	(37,914,383)	77,287,374
Distributions to shareholders
Net investment income
Class A	(3,328,218)	(8,763,127)	(4,512,130)
Class B	(90,555)	(713,220)	(1,529,833)
Class C	(107,684)	(652,539)	(857,409)
Class R	(16,087)	(35,925)	(31,530)
Class T	(483,970)	(1,332,779)	(6)
Class Z	(912,763)	(2,351,181)	(1,130,790)
Net realized gains
Class A	(4,134,485)	(1,000,010)	—
Class B	(430,967)	(134,466)	—
Class C	(524,455)	(130,698)	—
Class R	(26,601)	(5,155)	—
Class T	(630,776)	(155,678)	—
Class Z	(911,369)	(223,444)	—
Total distributions to shareholders	(11,597,930)	(15,498,222)	(8,061,698)
Increase (decrease) in net assets from share transactions	(52,076,716)	568,809,486	(74,373,436)
Proceeds from regulatory settlements (Note 6)	—	4,433	—
Total increase (decrease) in net assets	(35,191,099)	515,401,314	(5,147,760)
Net assets at beginning of period	1,090,809,718	575,408,404	580,556,164
Net assets at end of period	$1,055,618,619	$1,090,809,718	$575,408,404
Undistributed net investment income	$94,706	$314,308	$328,801

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Class T shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Statements of Changes in Net Assets (continued)

	Columbia LifeGoal® Income and Growth Portfolio
	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012(a)	Year Ended March 31, 2011
Operations
Net investment income	$1,115,950	$2,353,562	$3,097,506
Net realized gain	3,257,367	6,982,936	10,411,760
Net change in unrealized appreciation (depreciation)	815,458	(6,304,987)	518,350
Net increase in net assets resulting from operations	5,188,775	3,031,511	14,027,616
Distributions to shareholders
Net investment income
Class A	(662,187)	(1,287,509)	(1,484,710)
Class B	(70,134)	(245,328)	(565,960)
Class C	(141,985)	(323,481)	(411,751)
Class R	(13,824)	(13,383)	(12,309)
Class Z	(237,708)	(440,198)	(582,134)
Net realized gains
Class A	(217,453)	—	—
Class B	(34,718)	—	—
Class C	(75,924)	—	—
Class R	(5,661)	—	—
Class Z	(69,447)	—	—
Total distributions to shareholders	(1,529,041)	(2,309,899)	(3,056,864)
Increase (decrease) in net assets from share transactions	(3,323,957)	(7,172,876)	(20,706,161)
Total increase (decrease) in net assets	335,777	(6,451,264)	(9,735,409)
Net assets at beginning of period	129,455,202	135,906,466	145,641,875
Net assets at end of period	$129,790,979	$129,455,202	$135,906,466
Undistributed net investment income	$230,281	$240,169	$134,174

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Statements of Changes in Net Assets (continued)

	Columbia LifeGoal® Income Portfolio
	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012(a)	Year Ended March 31, 2011
Operations
Net investment income	$261,640	$590,005	$752,770
Net realized gain	301,857	801,810	1,484,121
Net change in unrealized appreciation	173,193	(284,613)	(384,859)
Net increase in net assets resulting from operations	736,690	1,107,202	1,852,032
Distributions to shareholders
Net investment income
Class A	(198,466)	(384,069)	(392,912)
Class B	(17,852)	(82,017)	(131,848)
Class C	(46,251)	(113,159)	(110,683)
Class Z	(39,914)	(63,575)	(110,974)
Total distributions to shareholders	(302,483)	(642,820)	(746,417)
Increase (decrease) in net assets from share transactions	602,412	(802,053)	(4,776,128)
Total increase (decrease) in net assets	1,036,619	(337,671)	(3,670,513)
Net assets at beginning of period	26,508,958	26,846,629	30,517,142
Net assets at end of period	$27,545,577	$26,508,958	$26,846,629
Undistributed (excess of distributions over) net investment income	$(51,317)	$(10,474)	$34,279

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Statements of Changes in Net Assets (continued)

	Columbia LifeGoal® Growth Portfolio
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012(a)		Year Ended March 31, 2011(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	2,961,358	35,227,391	4,679,165	53,694,808	2,942,148	32,004,906
Fund merger	—	—	33,362,333	402,184,297	—	—
Distributions reinvested	289,429	3,492,253	161,873	1,676,786	60,451	628,610
Redemptions	(4,863,956)	(57,908,424)	(8,122,929)	(91,558,649)	(3,866,896)	(41,412,779)
Net increase (decrease)	(1,613,169)	(19,188,780)	30,080,442	365,997,242	(864,297)	(8,779,263)
Class B shares
Subscriptions	47,595	518,930	83,022	864,754	68,216	691,508
Fund merger	—	—	4,532,209	49,947,366	—	—
Distributions reinvested	22,345	248,645	10,592	99,350	5,672	55,098
Redemptions(c)	(1,868,950)	(20,158,583)	(3,413,589)	(36,069,046)	(3,111,479)	(30,764,657)
Net increase (decrease)	(1,799,010)	(19,391,008)	1,212,234	14,842,424	(3,037,591)	(30,018,051)
Class C shares
Subscriptions	470,817	5,058,939	1,002,164	10,205,133	716,653	7,079,074
Fund merger	—	—	2,788,845	30,466,023	—	—
Distributions reinvested	27,381	302,056	11,800	109,741	6,456	65,447
Redemptions	(960,520)	(10,318,773)	(1,534,752)	(15,728,714)	(1,636,359)	(15,900,649)
Net increase (decrease)	(462,322)	(4,957,778)	2,268,057	25,052,183	(913,250)	(8,756,128)
Class R shares
Subscriptions	20,935	245,738	209,990	2,494,421	59,234	614,043
Distributions reinvested	1,681	20,134	732	7,452	634	6,814
Redemptions	(13,723)	(164,305)	(59,051)	(683,349)	(94,211)	(1,066,410)
Net increase (decrease)	8,893	101,567	151,671	1,818,524	(34,343)	(445,553)
Class R4 shares
Subscriptions	—	—	265	3,333	204	2,500
Fund merger	—	—	23,841	292,223	—	—
Distributions reinvested	185	2,278	101	1,066	—	—
Redemptions	(1,751)	(20,508)	(717)	(8,180)	—	—
Net increase (decrease)	(1,566)	(18,230)	23,490	288,442	204	2,500
Class Z shares
Subscriptions	571,077	6,905,026	692,051	8,123,766	1,269,960	14,082,120
Distributions reinvested	11,480	140,640	5,507	58,785	8,249	90,214
Redemptions	(532,083)	(6,410,206)	(1,055,990)	(12,208,883)	(1,792,037)	(18,382,988)
Net increase (decrease)	50,474	635,460	(358,432)	(4,026,332)	(513,828)	(4,210,654)
Total net increase (decrease)	(3,816,700)	(42,818,769)	33,377,462	403,972,483	(5,363,105)	(52,207,149)

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Class R4 shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Statements of Changes in Net Assets (continued)

	Columbia LifeGoal® Balanced Growth Portfolio
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012(a)		Year Ended March 31, 2011(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	2,561,548	29,527,270	5,912,598	66,186,698	6,541,121	69,860,832
Fund merger	—	—	35,995,473	429,174,661	—	—
Distributions reinvested	404,775	4,570,114	535,765	5,802,182	215,592	2,209,949
Redemptions	(4,606,645)	(52,960,744)	(8,647,077)	(96,275,570)	(5,615,106)	(59,795,287)
Net increase (decrease)	(1,640,322)	(18,863,360)	33,796,759	404,887,971	1,141,607	12,275,494
Class B shares
Subscriptions	57,966	654,577	129,496	1,427,206	213,510	2,293,757
Fund merger	—	—	761,031	9,005,433	—	—
Distributions reinvested	12,396	137,774	18,923	203,617	72,300	715,651
Redemptions(c)	(1,873,968)	(21,451,687)	(4,929,584)	(54,849,016)	(6,505,211)	(68,380,032)
Net decrease	(1,803,606)	(20,659,336)	(4,020,134)	(44,212,760)	(6,219,401)	(65,370,624)
Class C shares
Subscriptions	448,257	5,205,461	848,142	9,606,164	966,168	10,322,022
Fund merger	—	—	584,952	7,007,012	—	—
Distributions reinvested	26,982	303,855	31,621	344,295	43,487	447,942
Redemptions	(836,977)	(9,700,321)	(1,704,392)	(18,964,791)	(1,674,694)	(17,771,209)
Net decrease	(361,738)	(4,191,005)	(239,677)	(2,007,320)	(665,039)	(7,001,245)
Class R shares
Subscriptions	87,920	1,018,131	249,996	2,804,879	116,201	1,182,795
Distributions reinvested	3,792	42,688	3,805	41,080	2,990	31,530
Redemptions	(74,835)	(858,463)	(38,358)	(427,710)	(158,727)	(1,747,133)
Net increase (decrease)	16,877	202,356	215,443	2,418,249	(39,536)	(532,808)
Class T shares
Subscriptions	18,324	211,868	24,511	270,790	218	2,500
Fund merger	—	—	9,782,229	116,583,107	—	—
Distributions reinvested	74,650	842,479	102,021	1,104,992	—	—
Redemptions	(485,522)	(5,585,443)	(798,843)	(8,887,325)	—	—
Net increase (decrease)	(392,548)	(4,531,096)	9,109,918	109,071,564	218	2,500
Class Z shares
Subscriptions	829,082	9,640,881	1,278,833	14,425,281	1,292,743	13,769,633
Fund merger	—	—	10,650,993	126,822,052	—	—
Distributions reinvested	81,492	920,558	103,756	1,121,594	40,312	424,948
Redemptions	(1,264,949)	(14,595,714)	(3,923,537)	(43,717,145)	(2,794,570)	(27,941,334)
Net increase (decrease)	(354,375)	(4,034,275)	8,110,045	98,651,782	(1,461,515)	(13,746,753)
Total net increase (decrease)	(4,535,712)	(52,076,716)	46,972,354	568,809,486	(7,243,666)	(74,373,436)

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Class T shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Statements of Changes in Net Assets (continued)

	Columbia LifeGoal® Income and Growth Portfolio
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012(a)		Year Ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	672,353	7,490,140	1,554,698	16,759,129	1,770,333	18,308,738
Distributions reinvested	32,290	358,137	42,979	455,165	70,168	713,359
Redemptions	(693,815)	(7,738,912)	(1,210,036)	(13,006,625)	(2,041,585)	(20,875,315)
Net increase (decrease)	10,828	109,365	387,641	4,207,669	(201,084)	(1,853,218)
Class B shares
Subscriptions	25,269	280,059	89,180	950,952	102,115	1,035,407
Distributions reinvested	2,190	24,203	4,555	48,153	25,558	254,142
Redemptions(b)	(399,608)	(4,428,862)	(1,169,734)	(12,578,086)	(1,763,643)	(18,113,872)
Net decrease	(372,149)	(4,124,600)	(1,075,999)	(11,578,981)	(1,635,970)	(16,824,323)
Class C shares
Subscriptions	130,646	1,438,563	448,336	4,773,031	344,262	3,500,601
Distributions reinvested	10,604	116,369	13,879	145,532	21,010	211,334
Redemptions	(193,609)	(2,132,765)	(427,640)	(4,557,514)	(517,115)	(5,270,481)
Net increase (decrease)	(52,359)	(577,833)	34,575	361,049	(151,843)	(1,558,546)
Class R shares
Subscriptions	78,277	873,293	71,112	765,094	24,212	251,076
Distributions reinvested	1,654	18,358	1,242	13,182	1,199	12,309
Redemptions	(14,412)	(160,929)	(11,128)	(121,119)	(41,743)	(439,144)
Net increase (decrease)	65,519	730,722	61,226	657,157	(16,332)	(175,759)
Class Z shares
Subscriptions	215,493	2,375,473	312,750	3,346,709	632,691	6,396,894
Distributions reinvested	12,303	135,031	17,365	182,189	24,952	254,906
Redemptions	(178,878)	(1,972,115)	(405,484)	(4,348,668)	(684,476)	(6,946,115)
Net increase (decrease)	48,918	538,389	(75,369)	(819,770)	(26,833)	(294,315)
Total net decrease	(299,243)	(3,323,957)	(667,926)	(7,172,876)	(2,032,062)	(20,706,161)

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Statements of Changes in Net Assets (continued)

	Columbia LifeGoal® Income Portfolio
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012(a)		Year Ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	276,588	2,916,673	452,484	4,687,854	371,656	3,740,809
Distributions reinvested	10,248	108,205	18,917	195,877	24,375	243,966
Redemptions	(199,649)	(2,105,273)	(253,477)	(2,632,181)	(465,982)	(4,705,202)
Net increase (decrease)	87,187	919,605	217,924	2,251,550	(69,951)	(720,427)
Class B shares
Subscriptions	2,349	24,689	23,131	238,641	32,959	327,934
Distributions reinvested	678	7,142	2,123	21,964	6,838	68,016
Redemptions(b)	(88,704)	(933,971)	(277,747)	(2,873,945)	(246,160)	(2,471,808)
Net decrease	(85,677)	(902,140)	(252,493)	(2,613,340)	(206,363)	(2,075,858)
Class C shares
Subscriptions	21,704	228,295	129,828	1,342,556	148,916	1,491,426
Distributions reinvested	2,568	27,035	5,302	54,730	6,200	61,918
Redemptions	(34,896)	(366,575)	(118,508)	(1,223,947)	(204,206)	(2,043,283)
Net increase (decrease)	(10,624)	(111,245)	16,622	173,339	(49,090)	(489,939)
Class Z shares
Subscriptions	89,731	947,350	121,024	1,261,821	278,353	2,786,284
Distributions reinvested	2,143	22,628	2,321	24,036	3,017	30,252
Redemptions	(25,944)	(273,786)	(183,451)	(1,899,459)	(432,823)	(4,306,440)
Net increase (decrease)	65,930	696,192	(60,106)	(613,602)	(151,453)	(1,489,904)
Total net increase (decrease)	56,816	602,412	(78,053)	(802,053)	(476,857)	(4,776,128)

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights

Columbia LifeGoal® Growth Portfolio

The following tables are intended to help you understand each Portfolio's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2011	2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$11.59		$12.25		$10.33	$6.68	$13.24		$14.69		$13.92
Income from investment operations:
Net investment income	0.05		0.09		0.08	0.05	0.06		0.05		0.07
Net realized and unrealized gain (loss)	0.29		(0.71)		1.91	3.62	(4.12)		(0.59)		1.38
Total from investment operations	0.34		(0.62)		1.99	3.67	(4.06)		(0.54)		1.45
Less distributions to shareholders:
Net investment income	(0.10)		(0.04)		(0.07)	(0.02)	(0.03)		(0.05)		(0.05)
Net realized gains	—		—		—	—	(2.46)		(0.86)		(0.63)
Tax return of capital	—		—		—	—	(0.01)		—		—
Total distributions to shareholders	(0.10)		(0.04)		(0.07)	(0.02)	(2.50)		(0.91)		(0.68)
Proceeds from regulatory settlements	—		—		—	0.00 (b)	—		—		—
Net asset value, end of period	$11.83		$11.59		$12.25	$10.33	$6.68		$13.24		$14.69
Total return	2.90%		(4.98%)		19.35%	55.04%	(37.62%)		(4.31%)		10.74%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.51	%(d)	0.52	%(d)	0.51%	0.50%	0.50%		0.50%		0.50%
Net expenses after fees waived or expenses reimbursed(e)	0.45	%(d)(f)	0.45	%(d)(f)	0.51%	0.50%	0.50	%(f)	0.50	%(f)	0.50%
Net investment income	0.77	%(d)(f)	0.93	%(d)(f)	0.72%	0.54%	0.68	%(f)	0.31	%(f)	0.31%
Supplemental data
Net assets, end of period (in thousands)	$531,344		$539,370		$201,437	$178,769	$116,169		$210,861		$206,715
Portfolio turnover	13%		86%		36%	19%	45%		21%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2011	2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$10.56		$11.21		$9.48	$6.17	$12.46		$13.93		$13.28
Income from investment operations:
Net investment income (loss)	0.00	(b)	0.00	(b)	0.00 (b)	(0.02)	(0.01)		(0.06)		(0.04)
Net realized and unrealized gain (loss)	0.27		(0.63)		1.75	3.34	(3.80)		(0.55)		1.32
Total from investment operations	0.27		(0.63)		1.75	3.32	(3.81)		(0.61)		1.28
Less distributions to shareholders:
Net investment income	(0.06)		(0.02)		(0.02)	(0.01)	(0.01)		—		—
Net realized gains	—		—		—	—	(2.46)		(0.86)		(0.63)
Tax return of capital	—		—		—	—	(0.01)		—		—
Total distributions to shareholders	(0.06)		(0.02)		(0.02)	(0.01)	(2.48)		(0.86)		(0.63)
Proceeds from regulatory settlements	—		—		—	0.00 (b)	—		—		—
Net asset value, end of period	$10.77		$10.56		$11.21	$9.48	$6.17		$12.46		$13.93
Total return	2.49%		(5.60%)		18.46%	53.78%	(37.99%)		(5.08%)		9.90%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.26	%(d)	1.27	%(d)	1.26%	1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed(e)	1.20	%(d)(f)	1.20	%(d)(f)	1.26%	1.25%	1.25	%(f)	1.25	%(f)	1.25%
Net investment income (loss)	0.01	%(d)(f)	0.06	%(d)(f)	(0.05%)	(0.21%)	(0.09	%)(f)	(0.46	%)(f)	(0.45%)
Supplemental data
Net assets, end of period (in thousands)	$65,212		$82,941		$74,403	$91,699	$74,197		$150,705		$170,971
Portfolio turnover	13%		86%		36%	19%	45%		21%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2011		2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$10.47		$11.11		$9.40		$6.12	$12.38		$13.85		$13.20
Income from investment operations:
Net investment income (loss)	0.00	(b)	0.00	(b)	(0.00	)(b)	(0.02)	(0.01)		(0.06)		(0.04)
Net realized and unrealized gain (loss)	0.27		(0.62)		1.73		3.31	(3.77)		(0.55)		1.32
Total from investment operations	0.27		(0.62)		1.73		3.29	(3.78)		(0.61)		1.28
Less distributions to shareholders:
Net investment income	(0.06)		(0.02)		(0.02)		(0.01)	(0.01)		—		—
Net realized gains	—		—		—		—	(2.46)		(0.86)		(0.63)
Tax return of capital	—		—		—		—	(0.01)		—		—
Total distributions to shareholders	(0.06)		(0.02)		(0.02)		(0.01)	(2.48)		(0.86)		(0.63)
Proceeds from regulatory settlements	—		—		—		0.00 (b)	—		—		—
Net asset value, end of period	$10.68		$10.47		$11.11		$9.40	$6.12		$12.38		$13.85
Total return	2.52%		(5.56%)		18.41%		53.73%	(37.99%)		(5.11%)		9.97%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.26	%(d)	1.27	%(d)	1.26%		1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed(e)	1.20	%(d)(f)	1.20	%(d)(f)	1.26%		1.25%	1.25	%(f)	1.25	%(f)	1.25%
Net investment income (loss)	0.02	%(d)(f)	0.06	%(d)(f)	(0.04%)		(0.21%)	(0.09	%)(f)	(0.41	%)(f)	(0.43%)
Supplemental data
Net assets, end of period (in thousands)	$87,002		$90,148		$70,437		$68,150	$50,343		$98,889		$96,558
Portfolio turnover	13%		86%		36%		19%	45%		21%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class R	(Unaudited)		2012(a)		2011	2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$11.48		$12.14		$10.25	$6.64	$13.19		$14.67		$13.92
Income from investment operations:
Net investment income	0.03		0.05		0.06	0.03	0.04		0.02		0.14
Net realized and unrealized gain (loss)	0.28		(0.68)		1.88	3.60	(4.10)		(0.60)		1.27
Total from investment operations	0.31		(0.63)		1.94	3.63	(4.06)		(0.58)		1.41
Less distributions to shareholders:
Net investment income	(0.08)		(0.03)		(0.05)	(0.02)	(0.02)		(0.04)		(0.03)
Net realized gains	—		—		—	—	(2.46)		(0.86)		(0.63)
Tax return of capital	—		—		—	—	(0.01)		—		—
Total distributions to shareholders	(0.08)		(0.03)		(0.05)	(0.02)	(2.49)		(0.90)		(0.66)
Proceeds from regulatory settlements	—		—		—	0.00 (b)	—		—		—
Net asset value, end of period	$11.71		$11.48		$12.14	$10.25	$6.64		$13.19		$14.67
Total return	2.72%		(5.12%)		18.99%	54.68%	(37.76%)		(4.65%)		10.45%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.76	%(d)	0.77	%(d)	0.76%	0.75%	0.75%		0.75%		0.75%
Net expenses after fees waived or expenses reimbursed(e)	0.70	%(d)(f)	0.70	%(d)(f)	0.76%	0.75%	0.75	%(f)	0.75	%(f)	0.75%
Net investment income	0.54	%(d)(f)	0.54	%(d)(f)	0.54%	0.29%	0.45	%(f)	0.12	%(f)	0.76%
Supplemental data
Net assets, end of period (in thousands)	$3,292		$3,124		$1,463	$1,586	$831		$1,206		$1,169
Portfolio turnover	13%		86%		36%	19%	45%		21%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Growth Portfolio

Class R4	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012(a)		Year Ended March 31, 2011(b)
Per share data
Net asset value, beginning of period	$11.79		$12.45		$12.27
Income from investment operations:
Net investment income	0.05		0.11		0.01
Net realized and unrealized gain (loss)	0.30		(0.72)		0.21
Total from investment operations	0.35		(0.61)		0.22
Less distributions to shareholders:
Net investment income	(0.10)		(0.05)		(0.04)
Total distributions to shareholders	(0.10)		(0.05)		(0.04)
Net asset value, end of period	$12.04		$11.79		$12.45
Total return	2.98%		(4.88%)		1.77%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.37	%(d)	0.37	%(d)	0.51	%(d)
Net expenses after fees waived or expenses reimbursed(e)	0.37	%(d)	0.37	%(d)	0.51	%(d)
Net investment income	0.90	%(d)	1.15	%(d)	0.68	%(d)
Supplemental data
Net assets, end of period (in thousands)	$266		$279		$3
Portfolio turnover	13%		86%		36%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2011	2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$11.80		$12.45		$10.49	$6.78	$13.37		$14.80		$14.01
Income from investment operations:
Net investment income	0.06		0.09		0.11	0.07	0.09		0.16		0.10
Net realized and unrealized gain (loss)	0.29		(0.68)		1.94	3.66	(4.17)		(0.66)		1.40
Total from investment operations	0.35		(0.59)		2.05	3.73	(4.08)		(0.50)		1.50
Less distributions to shareholders:
Net investment income	(0.11)		(0.06)		(0.09)	(0.02)	(0.04)		(0.07)		(0.08)
Net realized gains	—		—		—	—	(2.46)		(0.86)		(0.63)
Tax return of capital	—		—		—	—	(0.01)		—		—
Total distributions to shareholders	(0.11)		(0.06)		(0.09)	(0.02)	(2.51)		(0.93)		(0.71)
Proceeds from regulatory settlements	—		—		—	0.00 (b)	—		—		—
Net asset value, end of period	$12.04		$11.80		$12.45	$10.49	$6.78		$13.37		$14.80
Total return	2.97%		(4.71%)		19.64%	55.20%	(37.38%)		(4.02%)		11.01%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.26	%(d)	0.26	%(d)	0.26%	0.25%	0.25%		0.25%		0.25%
Net expenses after fees waived or expenses reimbursed(e)	0.20	%(d)(f)	0.20	%(d)(f)	0.26%	0.25%	0.25	%(f)	0.25	%(f)	0.25%
Net investment income	1.03	%(d)(f)	0.96	%(d)(f)	0.97%	0.78%	0.90	%(f)	1.07	%(f)	0.55%
Supplemental data
Net assets, end of period (in thousands)	$49,365		$47,768		$54,882	$51,627	$29,467		$55,202		$252,536
Portfolio turnover	13%		86%		36%	19%	45%		21%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights

Columbia LifeGoal® Balanced Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2011		2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$11.30		$11.61		$10.23		$7.33	$11.36		$12.38		$11.86
Income from investment operations:
Net investment income	0.06		0.15		0.19		0.23	0.22		0.25		0.26
Net realized and unrealized gain (loss)	0.24		(0.30)		1.37		2.89	(2.91)		(0.45)		0.88
Total from investment operations	0.30		(0.15)		1.56		3.12	(2.69)		(0.20)		1.14
Less distributions to shareholders:
Net investment income	(0.06)		(0.14)		(0.18)		(0.22)	(0.22)		(0.25)		(0.26)
Net realized gains	(0.07)		(0.02)		—		—	(1.12)		(0.57)		(0.36)
Total distributions to shareholders	(0.13)		(0.16)		(0.18)		(0.22)	(1.34)		(0.82)		(0.62)
Proceeds from regulatory settlements	—		0.00	(b)	—		—	—		—		—
Net asset value, end of period	$11.47		$11.30		$11.61		$10.23	$7.33		$11.36		$12.38
Total return	2.67%		(1.20%)		15.48%		42.94%	(26.48%)		(1.99%)		9.95%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.51	%(e)	0.51	%(d)(e)	0.50	%(d)	0.50%	0.50%		0.50%		0.50%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.51	%(e)(g)	0.51	%(d)(e)(g)	0.50	%(d)	0.50%	0.50	%(g)	0.50	%(g)	0.50%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.51	%(e)	0.51	%(e)	0.50%		0.50%	0.50%		0.50%		0.50%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.51	%(e)(g)	0.51	%(e)(g)	0.50%		0.50%	0.50	%(g)	0.50	%(g)	0.50%
Net investment income	0.96	%(e)(g)	1.60	%(e)(g)	1.75%		2.45%	2.44	%(g)	2.05	%(g)	2.17%
Supplemental data
Net assets, end of period (in thousands)	$657,236		$665,859		$291,758		$245,327	$170,155		$275,576		$266,506
Portfolio turnover	28%		42%		68%		27%	47%		18%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Balanced Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2011		2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$11.21		$11.53		$10.16		$7.29	$11.30		$12.31		$11.81
Income from investment operations:
Net investment income	0.01		0.07		0.10		0.16	0.15		0.16		0.17
Net realized and unrealized gain (loss)	0.25		(0.29)		1.37		2.87	(2.89)		(0.44)		0.86
Total from investment operations	0.26		(0.22)		1.47		3.03	(2.74)		(0.28)		1.03
Less distributions to shareholders:
Net investment income	(0.02)		(0.08)		(0.10)		(0.16)	(0.15)		(0.16)		(0.17)
Net realized gains	(0.07)		(0.02)		—		—	(1.12)		(0.57)		(0.36)
Total distributions to shareholders	(0.09)		(0.10)		(0.10)		(0.16)	(1.27)		(0.73)		(0.53)
Proceeds from regulatory settlements	—		0.00	(b)	—		—	—		—		—
Net asset value, end of period	$11.38		$11.21		$11.53		$10.16	$7.29		$11.30		$12.31
Total return	2.31%		(1.87%)		14.63%		41.72%	(27.01%)		(2.66%)		9.00%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.26	%(d)	1.26	%(d)(e)	1.25	%(e)	1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.26	%(d)(g)	1.26	%(d)(e)(g)	1.25	%(e)	1.25%	1.25	%(g)	1.25	%(g)	1.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.26	%(d)	1.26	%(d)	1.25%		1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.26	%(d)(g)	1.26	%(d)(g)	1.25%		1.25%	1.25	%(g)	1.25	%(g)	1.25%
Net investment income	0.19	%(d)(g)	0.75	%(d)(g)	0.99%		1.70%	1.67	%(g)	1.28	%(g)	1.42%
Supplemental data
Net assets, end of period (in thousands)	$65,767		$85,005		$133,770		$181,026	$156,679		$282,912		$325,190
Portfolio turnover	28%		42%		68%		27%	47%		18%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Balanced Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2011		2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$11.36		$11.68		$10.29		$7.38	$11.43		$12.44		$11.92
Income from investment operations:
Net investment income	0.01		0.08		0.11		0.16	0.15		0.16		0.17
Net realized and unrealized gain (loss)	0.25		(0.30)		1.38		2.91	(2.93)		(0.44)		0.88
Total from investment operations	0.26		(0.22)		1.49		3.07	(2.78)		(0.28)		1.05
Less distributions to shareholders:
Net investment income	(0.02)		(0.08)		(0.10)		(0.16)	(0.15)		(0.16)		(0.17)
Net realized gains	(0.07)		(0.02)		—		—	(1.12)		(0.57)		(0.36)
Total distributions to shareholders	(0.09)		(0.10)		(0.10)		(0.16)	(1.27)		(0.73)		(0.53)
Proceeds from regulatory settlements	—		0.00	(b)	—		—	—		—		—
Net asset value, end of period	$11.53		$11.36		$11.68		$10.29	$7.38		$11.43		$12.44
Total return	2.28%		(1.85%)		14.64%		41.76%	(27.05%)		(2.63%)		9.09%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.26	%(d)	1.26	%(d)(e)	1.25	%(e)	1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.26	%(d)(g)	1.26	%(d)(e)(g)	1.25	%(e)	1.25%	1.25	%(g)	1.25	%(g)	1.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.26	%(d)	1.26	%(d)	1.25%		1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.26	%(d)(g)	1.26	%(d)(g)	1.25%		1.25%	1.25	%(g)	1.25	%(g)	1.25%
Net investment income	0.21	%(d)(g)	0.81	%(d)(g)	1.00%		1.70%	1.67	%(g)	1.30	%(g)	1.42%
Supplemental data
Net assets, end of period (in thousands)	$83,476		$86,321		$91,556		$87,496	$64,940		$112,902		$118,747
Portfolio turnover	28%		42%		68%		27%	47%		18%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Balanced Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class R	(Unaudited)		2012(a)		2011		2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$11.29		$11.60		$10.22		$7.33	$11.36		$12.37		$11.86
Income from investment operations:
Net investment income	0.04		0.13		0.16		0.20	0.22		0.21		0.29
Net realized and unrealized gain (loss)	0.25		(0.30)		1.38		2.89	(2.94)		(0.43)		0.81
Total from investment operations	0.29		(0.17)		1.54		3.09	(2.72)		(0.22)		1.10
Less distributions to shareholders:
Net investment income	(0.05)		(0.12)		(0.16)		(0.20)	(0.19)		(0.22)		(0.23)
Net realized gains	(0.07)		(0.02)		—		—	(1.12)		(0.57)		(0.36)
Total distributions to shareholders	(0.12)		(0.14)		(0.16)		(0.20)	(1.31)		(0.79)		(0.59)
Proceeds from regulatory settlements	—		0.00	(b)	—		—	—		—		—
Net asset value, end of period	$11.46		$11.29		$11.60		$10.22	$7.33		$11.36		$12.37
Total return	2.55%		(1.39%)		15.21%		42.46%	(26.67%)		(2.15%)		9.59%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.76	%(d)	0.77	%(d)(e)	0.75	%(e)	0.75%	0.75%		0.75%		0.75%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.76	%(d)(g)	0.77	%(d)(e)(g)	0.75	%(e)	0.75%	0.75	%(g)	0.75	%(g)	0.75%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.76	%(d)	0.77	%(d)	0.75%		0.75%	0.75%		0.75%		0.75%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.76	%(d)(g)	0.77	%(d)(g)	0.75%		0.75%	0.75	%(g)	0.75	%(g)	0.75%
Net investment income	0.72	%(d)(g)	1.40	%(d)(g)	1.54%		2.16%	2.48	%(g)	1.69	%(g)	2.34%
Supplemental data
Net assets, end of period (in thousands)	$4,161		$3,908		$1,517		$1,740	$1,666		$1,257		$1,916
Portfolio turnover	28%		42%		68%		27%	47%		18%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Balanced Growth Portfolio

Class T	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012(a)		Year Ended March 31, 2011(b)
Per share data
Net asset value, beginning of period	$11.30		$11.61		$11.49
Income from investment operations:
Net investment income	0.05		0.15		0.02
Net realized and unrealized gain (loss)	0.25		(0.30)		0.13
Total from investment operations	0.30		(0.15)		0.15
Less distributions to shareholders:
Net investment income	(0.06)		(0.14)		(0.03)
Net realized gains	(0.07)		(0.02)		—
Total distributions to shareholders	(0.13)		(0.16)		(0.03)
Proceeds from regulatory settlements	—		0.00	(c)	—
Net asset value, end of period	$11.47		$11.30		$11.61
Total return	2.65%		(1.23%)		1.28%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.56	%(e)	0.56	%(e)(f)	0.55	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.56	%(e)(h)	0.56	%(e)(f)(h)	0.55	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.56	%(e)	0.56	%(e)	0.55	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.56	%(e)(h)	0.56	%(e)(h)	0.55	%(e)
Net investment income	0.91	%(e)(h)	1.58	%(e)(h)	2.26	%(e)
Supplemental data
Net assets, end of period (in thousands)	$99,986		$102,913		$3
Portfolio turnover	28%		42%		68%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Balanced Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2011		2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$11.29		$11.60		$10.21		$7.33	$11.36		$12.35		$11.84
Income from investment operations:
Net investment income	0.07		0.17		0.21		0.25	0.25		0.34		0.29
Net realized and unrealized gain (loss)	0.24		(0.30)		1.39		2.88	(2.92)		(0.47)		0.87
Total from investment operations	0.31		(0.13)		1.60		3.13	(2.67)		(0.13)		1.16
Less distributions to shareholders:
Net investment income	(0.07)		(0.16)		(0.21)		(0.25)	(0.24)		(0.29)		(0.29)
Net realized gains	(0.07)		(0.02)		—		—	(1.12)		(0.57)		(0.36)
Total distributions to shareholders	(0.14)		(0.18)		(0.21)		(0.25)	(1.36)		(0.86)		(0.65)
Proceeds from regulatory settlements	—		0.00	(b)	—		—	—		—		—
Net asset value, end of period	$11.46		$11.29		$11.60		$10.21	$7.33		$11.36		$12.35
Total return	2.80%		(1.00%)		15.89%		43.01%	(26.28%)		(1.49%)		10.15%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.26	%(d)	0.26	%(d)(e)	0.25	%(e)	0.25%	0.25%		0.25%		0.25%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.26	%(d)(g)	0.26	%(d)(e)(g)	0.25	%(e)	0.25%	0.25	%(g)	0.25	%(g)	0.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.26	%(d)	0.26	%(d)	0.25%		0.25%	0.25%		0.25%		0.25%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.26	%(d)(g)	0.26	%(d)(g)	0.25%		0.25%	0.25	%(g)	0.25	%(g)	0.25%
Net investment income	1.21	%(d)(g)	1.86	%(d)(g)	2.03%		2.69%	2.83	%(g)	2.68	%(g)	2.42%
Supplemental data
Net assets, end of period (in thousands)	$144,993		$146,805		$56,805		$64,967	$44,020		$46,711		$292,939
Portfolio turnover	28%		42%		68%		27%	47%		18%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights

Columbia LifeGoal® Income and Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2011	2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$10.96		$10.89		$10.04	$8.03	$10.40		$11.04		$10.80
Income from investment operations:
Net investment income	0.11		0.21		0.26	0.31	0.33		0.36		0.34
Net realized and unrealized gain (loss)	0.34		0.07		0.85	2.00	(1.97)		(0.30)		0.50
Total from investment operations	0.45		0.28		1.11	2.31	(1.64)		0.06		0.84
Less distributions to shareholders:
Net investment income	(0.11)		(0.21)		(0.26)	(0.30)	(0.33)		(0.36)		(0.34)
Net realized gains	(0.03)		—		—	—	(0.40)		(0.34)		(0.26)
Total distributions to shareholders	(0.14)		(0.21)		(0.26)	(0.30)	(0.73)		(0.70)		(0.60)
Net asset value, end of period	$11.27		$10.96		$10.89	$10.04	$8.03		$10.40		$11.04
Total return	4.14%		2.63%		11.21%	29.06%	(16.58%)		0.34%		8.07%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.67	%(c)	0.64	%(c)(d)	0.50%	0.50%	0.50	%(d)	0.50%		0.50%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.58	%(c)(f)	0.57	%(c)(d)(f)	0.50%	0.50%	0.50	%(d)(f)	0.50	%(f)	0.50%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.67	%(c)	0.64	%(c)	0.50%	0.50%	0.50%		0.50%		0.50%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.58	%(c)(f)	0.57	%(c)(f)	0.50%	0.50%	0.50	%(f)	0.50	%(f)	0.50%
Net investment income	1.90	%(c)(f)	2.37	%(c)(f)	2.52%	3.26%	3.59	%(f)	3.29	%(f)	3.15%
Supplemental data
Net assets, end of period (in thousands)	$70,529		$68,452		$63,807	$60,848	$44,825		$54,370		$50,829
Portfolio turnover	29%		55%		87%	34%	52%		20%		25%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Income and Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2011	2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$10.91		$10.85		$10.00	$8.01	$10.36		$11.00		$10.77
Income from investment operations:
Net investment income	0.06		0.14		0.18	0.23	0.26		0.28		0.26
Net realized and unrealized gain (loss)	0.35		0.07		0.85	1.99	(1.95)		(0.31)		0.49
Total from investment operations	0.41		0.21		1.03	2.22	(1.69)		(0.03)		0.75
Less distributions to shareholders:
Net investment income	(0.07)		(0.15)		(0.18)	(0.23)	(0.26)		(0.27)		(0.26)
Net realized gains	(0.03)		—		—	—	(0.40)		(0.34)		(0.26)
Total distributions to shareholders	(0.10)		(0.15)		(0.18)	(0.23)	(0.66)		(0.61)		(0.52)
Net asset value, end of period	$11.22		$10.91		$10.85	$10.00	$8.01		$10.36		$11.00
Total return	3.77%		1.96%		10.43%	27.94%	(17.09%)		(0.41%)		7.20%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.41	%(c)	1.39	%(c)(d)	1.25%	1.25%	1.25	%(d)	1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.33	%(c)(f)	1.31	%(c)(d)(f)	1.25%	1.25%	1.25	%(d)(f)	1.25	%(f)	1.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.41	%(c)	1.39	%(c)	1.25%	1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.33	%(c)(f)	1.31	%(c)(f)	1.25%	1.25%	1.25	%(f)	1.25	%(f)	1.25%
Net investment income	1.12	%(c)(f)	1.58	%(c)(f)	1.75%	2.51%	2.80	%(f)	2.53	%(f)	2.39%
Supplemental data
Net assets, end of period (in thousands)	$10,826		$14,587		$26,181	$40,508	$40,270		$66,558		$75,119
Portfolio turnover	29%		55%		87%	34%	52%		20%		25%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Income and Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2011	2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$10.84		$10.78		$9.94	$7.96	$10.30		$10.94		$10.71
Income from investment operations:
Net investment income	0.06		0.14		0.18	0.23	0.26		0.28		0.26
Net realized and unrealized gain (loss)	0.35		0.07		0.84	1.98	(1.94)		(0.31)		0.49
Total from investment operations	0.41		0.21		1.02	2.21	(1.68)		(0.03)		0.75
Less distributions to shareholders:
Net investment income	(0.07)		(0.15)		(0.18)	(0.23)	(0.26)		(0.27)		(0.26)
Net realized gains	(0.03)		—		—	—	(0.40)		(0.34)		(0.26)
Total distributions to shareholders	(0.10)		(0.15)		(0.18)	(0.23)	(0.66)		(0.61)		(0.52)
Net asset value, end of period	$11.15		$10.84		$10.78	$9.94	$7.96		$10.30		$10.94
Total return	3.79%		1.97%		10.39%	27.99%	(17.09%)		(0.41%)		7.24%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.42	%(c)	1.39	%(c)(d)	1.25%	1.25%	1.25	%(d)	1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.33	%(c)(f)	1.32	%(c)(d)(f)	1.25%	1.25%	1.25	%(d)(f)	1.25	%(f)	1.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.42	%(c)	1.39	%(c)	1.25%	1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.33	%(c)(f)	1.32	%(c)(f)	1.25%	1.25%	1.25	%(f)	1.25	%(f)	1.25%
Net investment income	1.15	%(c)(f)	1.61	%(c)(f)	1.77%	2.51%	2.81	%(f)	2.55	%(f)	2.41%
Supplemental data
Net assets, end of period (in thousands)	$24,259		$24,156		$23,651	$23,321	$18,370		$26,501		$24,367
Portfolio turnover	29%		55%		87%	34%	52%		20%		25%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Income and Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class R	(Unaudited)		2012(a)		2011	2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$10.96		$10.90		$10.04	$8.04	$10.40		$11.04		$10.80
Income from investment operations:
Net investment income	0.09		0.18		0.23	0.28	0.31		0.32		0.36
Net realized and unrealized gain (loss)	0.36		0.07		0.86	2.00	(1.96)		(0.29)		0.46
Total from investment operations	0.45		0.25		1.09	2.28	(1.65)		0.03		0.82
Less distributions to shareholders:
Net investment income	(0.10)		(0.19)		(0.23)	(0.28)	(0.31)		(0.33)		(0.32)
Net realized gains	(0.03)		—		—	—	(0.40)		(0.34)		(0.26)
Total distributions to shareholders	(0.13)		(0.19)		(0.23)	(0.28)	(0.71)		(0.67)		(0.58)
Net asset value, end of period	$11.28		$10.96		$10.90	$10.04	$8.04		$10.40		$11.04
Total return	4.10%		2.34%		11.03%	28.58%	(16.69%)		0.09%		7.80%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.92	%(c)	0.89	%(c)(d)	0.75%	0.75%	0.75	%(d)	0.75%		0.75%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.83	%(c)(f)	0.82	%(c)(d)(f)	0.75%	0.75%	0.75	%(d)(f)	0.75	%(f)	0.75%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.92	%(c)	0.89	%(c)	0.75%	0.75%	0.75%		0.75%		0.75%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.83	%(c)(f)	0.82	%(c)(f)	0.75%	0.75%	0.75	%(f)	0.75	%(f)	0.75%
Net investment income	1.71	%(c)(f)	2.03	%(c)(f)	2.28%	3.00%	3.34	%(f)	2.93	%(f)	3.25%
Supplemental data
Net assets, end of period (in thousands)	$1,873		$1,102		$428	$559	$358		$451		$896
Portfolio turnover	29%		55%		87%	34%	52%		20%		25%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Income and Growth Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2011	2010	2009		2008		2007
Per share data
Net asset value, beginning of period	$10.85		$10.78		$9.94	$7.96	$10.30		$10.96		$10.73
Income from investment operations:
Net investment income	0.12		0.23		0.28	0.33	0.35		0.42		0.37
Net realized and unrealized gain (loss)	0.34		0.07		0.84	1.98	(1.93)		(0.36)		0.49
Total from investment operations	0.46		0.30		1.12	2.31	(1.58)		0.06		0.86
Less distributions to shareholders:
Net investment income	(0.12)		(0.23)		(0.28)	(0.33)	(0.36)		(0.38)		(0.37)
Net realized gains	(0.03)		—		—	—	(0.40)		(0.34)		(0.26)
Total distributions to shareholders	(0.15)		(0.23)		(0.28)	(0.33)	(0.76)		(0.72)		(0.63)
Net asset value, end of period	$11.16		$10.85		$10.78	$9.94	$7.96		$10.30		$10.96
Total return	4.31%		2.85%		11.49%	29.25%	(16.23%)		0.40%		8.30%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.42	%(c)	0.39	%(c)(d)	0.25%	0.25%	0.25	%(d)	0.25%		0.25%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.33	%(c)(f)	0.32	%(c)(d)(f)	0.25%	0.25%	0.25	%(d)(f)	0.25	%(f)	0.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.42	%(c)	0.39	%(c)	0.25%	0.25%	0.25%		0.25%		0.25%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.33	%(c)(f)	0.32	%(c)(f)	0.25%	0.25%	0.25	%(f)	0.25	%(f)	0.25%
Net investment income	2.15	%(c)(f)	2.61	%(c)(f)	2.77%	3.51%	3.98	%(f)	3.78	%(f)	3.42%
Supplemental data
Net assets, end of period (in thousands)	$22,304		$21,157		$21,839	$20,406	$16,275		$13,598		$68,749
Portfolio turnover	29%		55%		87%	34%	52%		20%		25%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights

Columbia LifeGoal® Income Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2011	2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$10.49		$10.31		$9.90	$8.58	$9.83	$10.22		$9.99
Income from investment operations:
Net investment income	0.11		0.26		0.29	0.36	0.38	0.44		0.42
Net realized and unrealized gain (loss)	0.19		0.20		0.41	1.31	(1.19)	(0.38)		0.25
Total from investment operations	0.30		0.46		0.70	1.67	(0.81)	0.06		0.67
Less distributions to shareholders:
Net investment income	(0.13)		(0.28)		(0.29)	(0.35)	(0.40)	(0.43)		(0.43)
Net realized gains	—		—		—	—	(0.04)	(0.02)		(0.01)
Total distributions to shareholders	(0.13)		(0.28)		(0.29)	(0.35)	(0.44)	(0.45)		(0.44)
Net asset value, end of period	$10.66		$10.49		$10.31	$9.90	$8.58	$9.83		$10.22
Total return	2.85%		4.56%		7.21%	19.77%	(8.37%)	0.60%		6.91%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.31	%(c)	1.24	%(c)(d)	1.24%	1.25%	1.06%	1.14%		1.21%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.54	%(c)	0.58	%(c)(d)	0.67%	0.67%	0.67%	0.67	%(f)	0.67%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.31	%(c)	1.24	%(c)	1.24%	1.25%	1.06%	1.14%		1.21%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.54	%(c)	0.58	%(c)	0.67%	0.67%	0.67%	0.67	%(f)	0.67%
Net investment income	2.13	%(c)	3.00	%(c)	2.93%	3.78%	4.40%	4.34	%(f)	4.19%
Supplemental data
Net assets, end of period (in thousands)	$16,920		$15,736		$13,214	$13,390	$11,281	$13,941		$15,240
Portfolio turnover	31%		66%		109%	35%	51%	24%		42%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Income Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2011	2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$10.47		$10.29		$9.89	$8.56	$9.82	$10.21		$9.98
Income from investment operations:
Net investment income	0.07		0.19		0.22	0.28	0.31	0.36		0.35
Net realized and unrealized gain (loss)	0.19		0.21		0.40	1.33	(1.20)	(0.37)		0.25
Total from investment operations	0.26		0.40		0.62	1.61	(0.89)	(0.01)		0.60
Less distributions to shareholders:
Net investment income	(0.09)		(0.22)		(0.22)	(0.28)	(0.33)	(0.36)		(0.36)
Net realized gains	—		—		—	—	(0.04)	(0.02)		(0.01)
Total distributions to shareholders	(0.09)		(0.22)		(0.22)	(0.28)	(0.37)	(0.38)		(0.37)
Net asset value, end of period	$10.64		$10.47		$10.29	$9.89	$8.56	$9.82		$10.21
Total return	2.47%		3.91%		6.31%	19.04%	(9.17%)	(0.15%)		6.13%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.02	%(c)	1.95	%(c)(d)	1.99%	2.00%	1.81%	1.89%		1.96%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.29	%(c)	1.33	%(c)(d)	1.42%	1.42%	1.42%	1.42	%(f)	1.42%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.02	%(c)	1.95	%(c)	1.99%	2.00%	1.81%	1.89%		1.96%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.29	%(c)	1.33	%(c)	1.42%	1.42%	1.42%	1.42	%(f)	1.42%
Net investment income	1.36	%(c)	2.24	%(c)	2.16%	3.02%	3.66%	3.58	%(f)	3.43%
Supplemental data
Net assets, end of period (in thousands)	$1,821		$2,690		$5,242	$7,079	$7,467	$8,849		$9,591
Portfolio turnover	31%		66%		109%	35%	51%	24%		42%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Income Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2011	2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$10.46		$10.28		$9.88	$8.55	$9.81	$10.19		$9.97
Income from investment operations:
Net investment income	0.07		0.20		0.22	0.28	0.31	0.36		0.35
Net realized and unrealized gain (loss)	0.19		0.20		0.40	1.33	(1.20)	(0.36)		0.24
Total from investment operations	0.26		0.40		0.62	1.61	(0.89)	—		0.59
Less distributions to shareholders:
Net investment income	(0.09)		(0.22)		(0.22)	(0.28)	(0.33)	(0.36)		(0.36)
Net realized gains	—		—		—	—	(0.04)	(0.02)		(0.01)
Total distributions to shareholders	(0.09)		(0.22)		(0.22)	(0.28)	(0.37)	(0.38)		(0.37)
Net asset value, end of period	$10.63		$10.46		$10.28	$9.88	$8.55	$9.81		$10.19
Total return	2.47%		3.92%		6.32%	19.07%	(9.18%)	(0.05%)		6.03%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.05	%(c)	1.98	%(c)(d)	1.99%	2.00%	1.81%	1.89%		1.96%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.29	%(c)	1.33	%(c)(d)	1.42%	1.42%	1.42%	1.42	%(f)	1.42%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.05	%(c)	1.98	%(c)	1.99%	2.00%	1.81%	1.89%		1.96%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.29	%(c)	1.33	%(c)	1.42%	1.42%	1.42%	1.42	%(f)	1.42%
Net investment income	1.37	%(c)	2.26	%(c)	2.18%	3.02%	3.70%	3.59	%(f)	3.44%
Supplemental data
Net assets, end of period (in thousands)	$5,539		$5,562		$5,294	$5,573	$5,104	$4,932		$4,734
Portfolio turnover	31%		66%		109%	35%	51%	24%		42%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Financial Highlights (continued)

Columbia LifeGoal® Income Portfolio

	Six Months Ended July 31, 2012		Year Ended January 31,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2011	2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$10.50		$10.31		$9.91	$8.57	$9.83	$10.22		$10.00
Income from investment operations:
Net investment income	0.12		0.28		0.32	0.38	0.42	0.46		0.46
Net realized and unrealized gain (loss)	0.19		0.21		0.40	1.34	(1.21)	(0.37)		0.23
Total from investment operations	0.31		0.49		0.72	1.72	(0.79)	0.09		0.69
Less distributions to shareholders:
Net investment income	(0.14)		(0.30)		(0.32)	(0.38)	(0.43)	(0.46)		(0.46)
Net realized gains	—		—		—	—	(0.04)	(0.02)		(0.01)
Total distributions to shareholders	(0.14)		(0.30)		(0.32)	(0.38)	(0.47)	(0.48)		(0.47)
Net asset value, end of period	$10.67		$10.50		$10.31	$9.91	$8.57	$9.83		$10.22
Total return	2.98%		4.88%		7.37%	20.33%	(8.25%)	0.85%		7.07%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.07	%(c)	0.98	%(c)(d)	0.99%	1.00%	0.81%	0.89%		0.96%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.29	%(c)	0.33	%(c)(d)	0.42%	0.42%	0.42%	0.42	%(f)	0.42%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.07	%(c)	0.98	%(c)	0.99%	1.00%	0.81%	0.89%		0.96%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.29	%(c)	0.33	%(c)	0.42%	0.42%	0.42%	0.42	%(f)	0.42%
Net investment income	2.38	%(c)	3.24	%(c)	3.20%	4.04%	4.60%	4.57	%(f)	4.50%
Supplemental data
Net assets, end of period (in thousands)	$3,266		$2,521		$3,096	$4,475	$4,472	$5,813		$3,731
Portfolio turnover	31%		66%		109%	35%	51%	24%		42%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Notes to Financial Statements

July 31, 2012 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to the following series of the Trust (each a Portfolio and collectively, the Portfolios): Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio and Columbia LifeGoal® Income Portfolio. Each Portfolio currently operates as a diversified portfolio.

Under normal circumstances, the Portfolios invest most of their assets in Class I shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Columbia Funds), exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives. The financial statements of the Underlying Funds in which the Portfolios invest should be read in conjunction with the Portfolios' financial statements.

Portfolio Shares

The Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board).

Columbia LifeGoal® Growth Portfolio offers Class A, Class B, Class C, Class R, Class R4 and Class Z shares.

Columbia LifeGoal® Balanced Growth Portfolio offers Class A, Class B, Class C, Class R, Class T and Class Z shares.

Columbia LifeGoal® Income and Growth Portfolio offers Class A, Class B, Class C, Class R and Class Z shares.

Columbia LifeGoal® Income Portfolio offers Class A, Class B, Class C and Class Z shares.

All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% for each Portfolio with the exception of Columbia LifeGoal® Income Portfolio. Class A shares of Columbia LifeGoal® Income Portfolio are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% (3.00% for Columbia LifeGoal® Income Portfolio) based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Portfolios no longer accept investments by new or existing investors in the Portfolios' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of each Portfolio and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Portfolios do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statements of Operations.

Derivative Instruments

Each Portfolio may invest in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Portfolio may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose a Portfolio to gains or losses in excess of the amount shown in the Statements of Assets and Liabilities.

Each Portfolio and any counterparty are required to maintain an agreement that requires the Portfolio and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreementt between the Portfolio and such counterparty. If the net fair value of such derivatives between the Portfolio and that counterparty exceeds a certain threshold (as defined in the agreement), the Portfolio or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Portfolio or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Columbia LifeGoal® Income and Growth Portfolio and Columbia LifeGoal® Balanced Growth Portfolio each bought and sold futures contracts to manage the duration and yield curve exposure of each Portfolio versus the benchmark and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Portfolios bear risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Portfolios pledge cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Portfolios each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Portfolios, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; the impact of derivative transactions on each Portfolio's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following each Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia LifeGoal® Balanced Growth Portfolio

The following table is a summary of the fair value of derivative instruments at July 31, 2012:

	Asset Derivatives
Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	49,339	*
Total		49,339
	Liability Derivatives
Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized depreciation on futures contracts	1,480,540	*
Total		1,480,540

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statements of Assets and Liabilities.

The effect of derivative instruments in the Statements of Operations for the six months ended July 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	3,991,595
Interest rate contracts	278,257
Total	4,269,852

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(3,022,806)
Interest rate contracts	(79,625)
Total	(3,102,431)

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	1,362

Columbia LifeGoal® Income and Growth Portfolio

Fair value of derivative instruments at July 31, 2012:

	Asset Derivatives
Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	34,840	*
	Liability Derivatives
Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized depreciation on futures contracts	205,414	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statements of Assets and Liabilities.

The effect of derivative instruments in the Statements of Operations for the six months ended July 31, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	475,351
Interest rate contracts	130,521
Total	605,872
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(206,395)
Interest rate contracts	(39,225)
Total	(245,620)

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2012:

Derivative Instrument	Contracts Opened
Futures Contracts	254

Treasury Inflation Protected Securities

The Portfolios may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statements of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Portfolios and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio are charged to such Portfolio. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Portfolio is treated as a separate entity. The Portfolios intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Portfolios intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Portfolios should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Portfolio level, based on statutory rates. Each Portfolio accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for each Portfolio except Columbia LifeGoal® Income Portfolio for which distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its portfolios. In addition, certain of the Portfolios' contracts with their service providers contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolios cannot be determined, and the Portfolios have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is a blend of (i) 0.00% on assets invested in funds that pay an investment advisory fee to the Investment Manager, (ii) 0.10% on assets invested in non-exchange traded third party advised mutual funds and (iii) 0.40% for Columbia LifeGoal® Income Portfolio and 0.55% for all other Portfolios on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay an investment advisory fee, ETF's, derivatives and individual securities.

The annualized effective management fee rates, net of any waivers, based on each Porfolio's average daily net assets for the six months ended July 31, 2012, were as follows:

Columbia LifeGoal® Growth Portfolio	0.00%
Columbia LifeGoal® Balanced Growth Portfolio	0.04
Columbia LifeGoal® Income and Growth Portfolio	0.07
Columbia LifeGoal® Income Portfolio	0.03

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Portfolio Administrator. The Portfolios pays the Portfolio Administrator an annual fee for administration and accounting services equal to 0.02% of each Portfolio's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Portfolios or the Board, including: Portfolio boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

of these Portfolio and Board expenses is facilitated by a company providing limited administrative services to each Portfolio and the Board. For the six months ended July 31, 2012, other expenses paid to this company were as follows:

Columbia LifeGoal® Growth Portfolio	$737
Columbia LifeGoal® Balanced Growth Portfolio	737
Columbia LifeGoal® Income and Growth Portfolio	737
Columbia LifeGoal® Income Portfolio	737

Compensation of Board Members

Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of each Portfolio as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Portfolio or certain other funds managed by the Investment Manager. Each Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolios until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Portfolios. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Portfolios for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Portfolios that is a percentage of the average aggregate value of each Portfolio's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended July 31, 2012 the Portfolios' annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

	Class A	Class B	Class C	Class R	Class R4	Class T	Class Z
Columbia LifeGoal® Growth Portfolio	0.19%	0.19%	0.19%	0.19%	0.05%	N/A	0.19%
Columbia LifeGoal® Balanced Growth Portfolio	0.16	0.16	0.16	0.16	N/A	0.16%	0.16
Columbia LifeGoal® Income and Growth Portfolio	0.18	0.18	0.18	0.18	N/A	N/A	0.18
Columbia LifeGoal® Income Portfolio	0.19	0.19	0.19	N/A	N/A	N/A	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Portfolios' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statements of Operations.

For the six months ended July 31, 2012 these minimum account balance fees reduced total expenses as follows:

Columbia LifeGoal® Growth Portfolio	$1,780
Columbia LifeGoal® Balanced Growth Portfolio	26,139
Columbia LifeGoal® Income and Growth Portfolio	280
Columbia LifeGoal® Income Portfolio	—

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, Columbia LifeGoal® Growth Portfolio pays an annual fee at a rate of 0.25% of the Portfolio's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Portfolios have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolios have adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Portfolios. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolios and providing services to investors.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of each Portfolio. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of each Portfolio and the payment of a monthly distribution fee at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of each Portfolio. The Plans also require the payment of a monthly distribution fee at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio and Columbia LifeGoal® Income and Growth Portfolio.

Shareholder Services Fees

Columbia LifeGoal® Balanced Growth Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Portfolio may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Portfolio's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Portfolio's average daily net assets attributable to Class T shares. The annualized shareholder services fees for the six months ended July 31, 2012 was 0.30% of the Portfolio's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Portfolio's shares for the six months ended July 31, 2012, were as follows:

	Class A	Class B	Class C	Class T
Columbia LifeGoal® Growth Portfolio	$500,997	$27,967	$3,156	$—
Columbia LifeGoal® Balanced Growth Portfolio	253,241	26,639	3,158	3,712
Columbia LifeGoal® Income and Growth Portfolio	53,696	4,790	589	—
Columbia LifeGoal® Income Portfolio	2,179	34	125	—

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that each Portfolios' net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Portfolios' custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	Class A	Class B	Class C	Class R	Class R4	Class T	Class Z
Columbia LifeGoal® Growth Portfolio	0.45%	1.20%	1.20%	0.70%	0.39%	N/A	0.20%
Columbia LifeGoal® Balanced Growth Portfolio	0.51	1.26	1.26	0.76	N/A	0.56%	0.26
Columbia LifeGoal® Income and Growth Portfolio	0.51	1.26	1.26	0.76	N/A	N/A	0.26
Columbia LifeGoal® Income Portfolio	0.51	1.26	1.26	N/A	N/A	N/A	0.26

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Portfolios, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, each Portfolio's investment management fee, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Portfolios' Board. This agreement may be modified or amended only with approval from all parties.

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses in the same manner as above, through May 31, 2013, unless sooner terminated at the sole discretion of the Board, so that each Portfolio's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Portfolio's custodian, will not exceed the following annual rates as a percentage of the class' average daily net assets:

	Class A	Class B	Class C	Class R	Class R4	Class T	Class Z
Columbia LifeGoal® Growth Portfolio	0.51%	1.26%	1.26%	0.76%	0.40%	N/A	0.26%
Columbia LifeGoal® Balanced Growth Portfolio	0.51	1.26	1.26	0.76	N/A	0.56%	0.26
Columbia LifeGoal® Income and Growth Portfolio	0.51	1.26	1.26	0.76	N/A	N/A	0.26
Columbia LifeGoal® Income Portfolio	0.51	1.26	1.26	N/A	N/A	N/A	0.26

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2012, the approximate cost of investments for federal income tax purposes along with the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Portfolio	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia LifeGoal® Growth Portfolio	692,545,000	57,764,000	(13,378,000)	44,386,000
Columbia LifeGoal® Balanced Growth Portfolio	1,043,423,000	34,894,000	(23,606,000)	11,288,000
Columbia LifeGoal® Income and Growth Portfolio	123,280,000	7,373,000	(604,000)	6,769,000
Columbia LifeGoal® Income Portfolio	25,931,000	1,664,000	—	1,664,000

The following capital loss carryforward, determined at January 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Portfolio	2016	2017	2018	2019	Total
Columbia LifeGoal® Growth Portfolio	$2,416,522	$60,295,998	$47,841,948	$1,684,583	$112,239,051
Columbia LifeGoal® Balanced Growth Portfolio	—	—	—	—	—
Columbia LifeGoal® Income and Growth Portfolio	—	—	—	—	—
Columbia LifeGoal® Income Portfolio	—	—	215,582	—	215,582

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. At January 31, 2012, the Portfolios have elected to treat the following post-October capital losses as arising on February 1, 2012:

Columbia LifeGoal® Growth Portfolio	$2,899,522
Columbia LifeGoal® Balanced Growth Portfolio	2,102,116
Columbia LifeGoal® Income and Growth Portfolio	54,692
Columbia LifeGoal® Income Portfolio	—

Management of the Portfolios has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended July 31, 2012, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for each Portfolio aggregated to:

	U.S. Government Securities		Other Investment Securities
Portfolio	Purchases ($)	Proceeds ($)	Purchases ($)	Proceeds ($)
Columbia LifeGoal® Growth Portfolio	—	—	101,231,440	146,042,235
Columbia LifeGoal® Balanced Growth Portfolio	396,277	722,629	294,665,522	330,160,410
Columbia LifeGoal® Income and Growth Portfolio	420,213	147,084	36,708,083	39,668,759
Columbia LifeGoal® Income Portfolio	—	70,344	8,770,680	8,329,536

Note 6. Regulatory Settlements

During the year ended January 31, 2012, Columbia LifeGoal® Balanced Growth Portfolio received payments of $4,433 resulting from certain regulatory settlements with third parties. This amount represented the Portfolio's portion of the proceeds from the settlement (the Portfolio was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statements of Changes in Net Assets.

Note 7. Shareholder Concentration

At July 31, 2012, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Portfolios. For unaffiliated shareholder accounts, the Portfolios have no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios. The number of accounts and aggregate percentages of shares outstanding held therein were as follows:

Portfolio	Number of Unaffiliated Accounts	Percentage of Shares Outstanding Held — Unaffiliated (%)
Columbia LifeGoal® Growth Portfolio	2	39.5
Columbia LifeGoal® Balanced Growth Portfolio	1	39.7
Columbia LifeGoal® Income and Growth Portfolio	1	54.3
Columbia LifeGoal® Income Portfolio	2	54.7

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

Note 8. Line of Credit

Each Portfolio has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Portfolios may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Portfolios and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.

The Portfolios had no borrowings during the six months ended July 31, 2012.

Note 9. Fund Merger

At the close of business on June 3, 2011, Columbia LifeGoal® Growth Portfolio acquired the assets and assumed the identified liabilities of Columbia Portfolio Builder Total Equity Fund a series of RiverSource Market Advantage Series, Inc. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia LifeGoal® Growth Portfolio immediately before the acquisition were $389,808,690 and the combined net assets immediately after the acquisition were $872,698,599.

The merger was accomplished by a tax-free exchange of 46,780,747 shares of Columbia Portfolio Builder Total Equity Fund valued at $482,889,909 (including $48,740,099 of unrealized appreciation).

In exchange for Columbia Portfolio Builder Total Equity Fund shares, Columbia LifeGoal® Growth Portfolio issued the following number of shares:

Shares
Class A	33,362,333
Class B	4,532,209
Class C	2,788,845
Class R4	23,841

For financial reporting purposes, net assets received and shares issued by Columbia LifeGoal® Growth Portfolio were recorded at fair value; however, Columbia Portfolio Builder Total Equity Fund's cost of investments was carried forward.

The financial statements reflect the operations of Columbia LifeGoal® Growth Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Portfolio Builder Total Equity Fund that have been included in the combined Portfolio's Statements of Operations since the merger was completed.

Assuming the merger had been completed on April 1, 2011, Columbia LifeGoal® Growth Portfolio's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended January 31, 2012 would have been approximately $4.2 million, $49.8 milllion, $(98.3) million, and $(44.37) million, respectively.

At the close of business on April 29, 2011, Columbia LifeGoal® Balanced Growth Portfolio acquired the assets and assumed the identified liabilities of Columbia Asset Allocation Fund, a series of Columbia Funds Series Trust I, Columbia Asset Allocation Fund II, a series of Columbia Funds Series Trust, and Columbia Liberty Fund, a series of Columbia Funds Series Trust I. The mergers were completed after shareholders of the acquired funds approved the plan on February 15, 2011.

The aggregate net assets of Columbia LifeGoal® Balanced Growth Portfolio immediately before the acquisitions were $583,478,641 and the combined net assets immediately after the acquisitions were $1,272,070,906.

The acquisitions were accomplished by a tax-free exchange of 15,288,797 shares of Columbia Asset Allocation Fund valued at $229,967,429 (including unrealized appreciation of $14,938,823); 4,579,184 shares of Columbia Asset Allocation Fund II valued at $99,286,174 (including unrealized appreciation of $3,692,061) and 42,804,120 shares of Columbia Liberty Fund valued at $359,338,662 (including unrealized appreciation of $17,249,085).

In exchange for shares of Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, and Columbia Liberty Fund, Columbia LifeGoal® Balanced Growth Portfolio issued the following number of shares:

	Columbia Asset Allocation Fund	Columbia Asset Allocation Fund II	Columbia Liberty Fund
Class A	877,276	5,870,179	29,248,018
Class B	215,821	85,458	459,752
Class C	165,196	80,144	339,612
Class T	9,782,229	—	—
Class Z	8,263,848	2,295,741	91,404

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

For financial reporting purposes, net assets received and shares issued by Columbia LifeGoal® Balanced Growth Portfolio were recorded at fair value; however, Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, and Columbia Liberty Fund's cost of investments were carried forward.

The financial statements reflect the operations of Columbia LifeGoal® Balanced Growth Portfolio for the period prior to the mergers and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, and Columbia Liberty Fund that have been included in the combined Portfolio's Statements of Operations since the mergers were completed.

Assuming the mergers had been completed on April 1, 2011, Columbia LifeGoal® Balanced Growth Portfolio's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended January 31, 2012 would have been approximately $14.6 million, $75.2 million, $(109.4) million, and $(19.6) million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure. In September 2012, the Board of Trustees approved a proposal to merge Columbia LifeGoal® Income Portfolio into Columbia Portfolio Builder Conservative Fund. Shareholders of Columbia LifeGoal® Income Portfolio will vote on the proposed merger at a special meeting of shareholders to be held during the first half of 2013.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio and Columbia LifeGoal® Income Portfolio (each a Fund and together the Funds). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Columbia Funds).

On an annual basis, the Funds' Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to each Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Columbia Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Columbia Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Columbia Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Funds by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Funds' other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Funds.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Approval of Investment Management
Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Funds, the performance of a benchmark index, the percentage ranking of the Funds among its comparison group and the net assets of the Funds. The Board observed that the investment performance of each of the Funds other than Columbia LifeGoal® Growth Portfolio met expectations. With respect to Columbia LifeGoal® Portfolio, the Board reflected the interrelationship of market conditions with the particular investment strategy employed by the portfolio management team and the underlying funds selected by the team. The Board observed that there had been relatively recent portfolio management changes to the Funds.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Funds

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Columbia Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Columbia Fund family, while assuring that the overall fees for each Columbia Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of a Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board noted the rationale for according weight to a Fund's direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying funds in which the Fund invests). In this regard, the Board noted that a Fund's direct and indirect total expense ratios are lower than or approximate the median ratio for the Fund's peer universe. Based on its review, the Board concluded that each Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Columbia Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Columbia Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Funds grow and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012

Columbia LifeGoal® Portfolios

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Portfolio go to columbiamanagement.com. The Portfolios are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1060 D (09/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 24, 2012